Label	Element	Value
Themes Airlines ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Airlines ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Airlines ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the airlines industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 8, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Airlines Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free float adjusted, market capitalization weighted index that is designed to provide exposure to companies that have business operations in the airlines industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 28 companies with a market capitalization range of between approximately $217 million and $39 billion and a weighted average market capitalization of approximately $10.8 billion.

In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) Developed Markets All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of all small-, mid- and large-capitalization companies covering approximately the largest 100% of the free-float market capitalization in Developed Markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), and 2) are classified in the airlines industry by the Index Provider using the FactSet Revere Business Industry Classification System (“RBICS”), which includes companies that provide air transportation of passengers, both scheduled (regular routes) and non-scheduled (no regular routes) (“Airline Companies”). Only one share class of each company is eligible for inclusion in the Index Universe. The eligible share class is the share class with the higher minimum Average Daily Value Traded over 1 month and over 6 months prior to and including the Selection Day. In order to be classified in the airlines industry, RBICS requires that a company generate at least 50% of its revenue from that industry.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by ranking all eligible securities based on their free float market capitalization in a descending order and selecting the top 30 securities for inclusion in the Index. The determination of the Index Universe and the selection of securities for inclusion in the Index (“Index Components”) is made by the Index Provider based on its proprietary methodology. “Selection Day” is 20 business days before the Rebalance Day. “Rebalance Day” is the first Wednesday in February, May, August and November.
On each Selection Day, each Index Component is assigned a weight according to free float market capitalization. Then, a weight cap is applied for each Index Component by re-distributing any weight which is larger than 4.5% to the other Index Components proportionally in an iterative manner. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Airline Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the airlines industry and the transportation sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Airline Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 13.36% for the quarter ended December 31, 2024, and the lowest quarterly return was -8.14% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes Airlines ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Airlines ETF | Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund also is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Airline Industry Risk. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs, and/or changes in labor relations and insurance costs. Airline Companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Airline Companies.

Themes Airlines ETF | Concentration Risk, Airline Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Airline Industry Risk. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs, and/or changes in labor relations and insurance costs. Airline Companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Airline Companies.

Themes Airlines ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Airlines ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Airlines ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Airlines ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Airlines ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Airlines ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Airlines ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Airlines ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Airlines ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Airlines ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Airlines ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Airlines ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Airlines ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Airlines ETF | International Operations Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Airlines ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Airlines ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Airlines ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Airlines ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Airlines ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Airlines ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Airlines ETF | Operational Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Airlines ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Airlines ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

○
Transportation Sector Risk. Companies in the transportation sector may be adversely affected by changes in the economy, increases in fuel and operating costs, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation. Global or regional events and conditions may materially disrupt or indefinitely impair the operations, financial condition and liquidity of companies in the transportation industry. Securities of companies in the transportation sector are generally cyclical and occasionally subject to sharp price movements.

○
Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Themes Airlines ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Themes Airlines ETF | Sector Risk, Transportation Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Transportation Sector Risk. Companies in the transportation sector may be adversely affected by changes in the economy, increases in fuel and operating costs, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation. Global or regional events and conditions may materially disrupt or indefinitely impair the operations, financial condition and liquidity of companies in the transportation industry. Securities of companies in the transportation sector are generally cyclical and occasionally subject to sharp price movements.

Themes Airlines ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Airlines ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Airlines ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Airlines ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Airlines ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Airlines ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	21.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Airlines ETF | Solactive Airlines Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive Airlines Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.69%
Since Inception	rr_AverageAnnualReturnSinceInception	19.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Airlines ETF | Themes Airlines ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIRL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	16.61%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.61%
Since Inception	rr_AverageAnnualReturnSinceInception	19.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Airlines ETF | Themes Airlines ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.11%
Since Inception	rr_AverageAnnualReturnSinceInception	18.98%
Themes Airlines ETF | Themes Airlines ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	14.73%
Themes Alcoholic Beverage ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Alcoholic Beverage ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes Alcoholic Beverage ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the alcoholic beverage industry.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Alcoholic Beverages Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the production, transportation, storage and commercialization of alcoholic beverages. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 45 companies with a market capitalization range of between approximately $717 million and $263 billion and a weighted average market capitalization of approximately $44.7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Alcoholic Beverage Industry”):
A. Alcoholic Beverages Production: Companies that derive revenue from the production of beer, wine, whiskey, gin, and other alcoholic beverages.
B. Alcohol Logistics: Companies that derive revenue from the distribution and warehouse storage of alcoholic beverages.
C. Alcohol Retail: Companies that derive revenue from the sale of alcoholic beverages, including end-customer sales, wholesale sales, and the preparation and sale of cocktails.
D. Alcohol Investment: Companies that derive revenue from capital investments into the alcoholic beverages industry.
In order to provide an objective measure of the level of exposure of a company to the Alcoholic Beverage Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Alcoholic Beverage Industry as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 30% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their thematic revenue dollar amount from the Alcoholic Beverage Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined by ranking all eligible companies by their free float market capitalization from largest to smallest and selecting the top 45 for inclusion in the Index (“Index Components”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Alcoholic Beverage Industry (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Alcoholic Beverage Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Alcoholic Beverage Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the Alcoholic Beverage Industry and the consumer staples sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Alcoholic Beverage Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Alcoholic Beverage ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Alcoholic Beverage ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund also is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Alcoholic Beverage Industry Risk. Companies in the Alcoholic Beverage Industry are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace. Such companies also face risks associated with changing market prices as a result of, among other things, changes in government support and trading policies and agricultural conditions influencing the growth and harvest seasons.

Themes Alcoholic Beverage ETF | Concentration Risk, Alcoholic Beverage Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Alcoholic Beverage Industry Risk. Companies in the Alcoholic Beverage Industry are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace. Such companies also face risks associated with changing market prices as a result of, among other things, changes in government support and trading policies and agricultural conditions influencing the growth and harvest seasons.
Themes Alcoholic Beverage ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes Alcoholic Beverage ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.
Themes Alcoholic Beverage ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes Alcoholic Beverage ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.
Themes Alcoholic Beverage ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes Alcoholic Beverage ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Alcoholic Beverage ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes Alcoholic Beverage ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes Alcoholic Beverage ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes Alcoholic Beverage ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes Alcoholic Beverage ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Alcoholic Beverage ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:
•Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
•Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
•Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
◦Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
◦Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
◦Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Alcoholic Beverage ETF | Geographic Risk, Risk Of Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

Themes Alcoholic Beverage ETF | Geographic Risk, Risk Of Investments In China A-Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Themes Alcoholic Beverage ETF | Geographic Risk, Stock Connect Programs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
◦Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
◦Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
◦Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Alcoholic Beverage ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Themes Alcoholic Beverage ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes Alcoholic Beverage ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.
Themes Alcoholic Beverage ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes Alcoholic Beverage ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes Alcoholic Beverage ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes Alcoholic Beverage ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Alcoholic Beverage ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes Alcoholic Beverage ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes Alcoholic Beverage ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability. Fads, marketing campaigns, and other factors affecting consumer demand are tied closely to the performance of companies in this sector.

Themes Alcoholic Beverage ETF | Sector Risk, Consumer Staples Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability. Fads, marketing campaigns, and other factors affecting consumer demand are tied closely to the performance of companies in this sector.
Themes Alcoholic Beverage ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes Alcoholic Beverage ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes Alcoholic Beverage ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes Alcoholic Beverage ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes Alcoholic Beverage ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.
Themes Alcoholic Beverage ETF | Themes Alcoholic Beverage ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAKE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Autonomous Driving ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Autonomous Driving ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes Autonomous Driving ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the development and production of technology that enables autonomous driving, the manufacturing of vehicles that utilize the technology, and the management of fleets of autonomous vehicles.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Autonomous Driving Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the development and production of software and hardware technology that enables autonomous driving, secondary systems such as LiDAR (Light Detection and Ranging - a remote sensing method using lasers that can detect objects and estimate distances), image processing, and navigation systems, as well as the manufacturing of vehicles that utilize the technology and the management of fleets of autonomous vehicles. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 36 companies with a market capitalization range of between approximately $115 million and $1.2 trillion and a weighted average market capitalization of approximately $131.6 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Autonomous Driving Industry”):
A. Vehicle Manufacturing: Companies that derive revenue from the manufacturing or distribution of vehicles with Automated Driver Assistance Systems.
B. Software and Hardware: Companies that derive revenue from the development of autonomous driving software services, automated driver assistance system technology, or system on a chip (an integrated circuit design that combines elements of an electronic device onto a single chip) for autonomous driving.
C. LiDAR and Image Processing: Companies that derive revenue from the development and manufacturing of LiDAR sensors for vehicle navigation, solid-state LiDAR sensors and perception, indoor positioning systems, radar perception sensors, or specialized image sensors for vehicle navigation.
D. Navigation Systems: Companies that derive revenue from navigation and location map services or global navigation satellite systems for autonomous vehicle navigation.
E. Fleet Operation: Companies that derive revenue from operating autonomous vehicle transportation fleets (the management, coordination and maintenance of a group of autonomous vehicles owned by a business, government or non-profit organization).
In order to provide an objective measure of the level of exposure of a company to the Autonomous Driving Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Autonomous Driving Industry as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 20% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their thematic revenue dollar amount from the Autonomous Driving Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
All securities in the Index Universe are selected for the Index (each, an “Index Component”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Autonomous Driving Industry (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Autonomous Driving Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Autonomous Driving Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the Autonomous Driving and automotive industries and the consumer discretionary, information technology and transportation sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Autonomous Driving Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Autonomous Driving ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Autonomous Driving ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund also is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively I affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Automotive Industry Risk. The automotive industry can be highly cyclical and companies in the automotive industry may suffer periodic losses. Among other things, the automotive industry is susceptible to labor disputes, economic downturns and increase in component and material prices. As a result, such risks, among others, may adversely affect the value of the Fund’s investments.
◦Autonomous Driving Industry Risk. Companies involved in, or exposed to, autonomous driving-related businesses may have limited product lines, markets, financial resources or personnel. Autonomous driving technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. As a new technology, any product defects, delays in the implementation of full autonomous driving or legal restrictions could have an adverse effect on the businesses of autonomous driving companies. Such companies may not be exclusively or substantially exposed to the autonomous driving sector, but may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.
◦In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in autonomous driving technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Autonomous driving companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs. In addition, autonomous driving companies may not maintain as much insurance coverage as other types of companies and any insurance coverage may not be sufficient to cover all losses or claims.

Themes Autonomous Driving ETF | Concentration Risk, Automotive Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Automotive Industry Risk. The automotive industry can be highly cyclical and companies in the automotive industry may suffer periodic losses. Among other things, the automotive industry is susceptible to labor disputes, economic downturns and increase in component and material prices. As a result, such risks, among others, may adversely affect the value of the Fund’s investments.
Themes Autonomous Driving ETF | Concentration Risk, Automotive Driving Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Autonomous Driving Industry Risk. Companies involved in, or exposed to, autonomous driving-related businesses may have limited product lines, markets, financial resources or personnel. Autonomous driving technology is a relatively new technology and is subject to risks associated with a developing industry. These risks include intense competition, delays or other complications in connection with production, rapid product obsolescence, increased government regulation and market volatility. As a new technology, any product defects, delays in the implementation of full autonomous driving or legal restrictions could have an adverse effect on the businesses of autonomous driving companies. Such companies may not be exclusively or substantially exposed to the autonomous driving sector, but may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.
◦In addition, these companies may be adversely affected by loss or impairment of intellectual property rights. There can be no assurance that companies involved in autonomous driving technology will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Autonomous driving companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also susceptible to litigation based on product liability claims and can be significantly affected by insurance costs. In addition, autonomous driving companies may not maintain as much insurance coverage as other types of companies and any insurance coverage may not be sufficient to cover all losses or claims.

Themes Autonomous Driving ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes Autonomous Driving ETF | Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.
Themes Autonomous Driving ETF | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes Autonomous Driving ETF | Depositary Receipts Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.
Themes Autonomous Driving ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes Autonomous Driving ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Autonomous Driving ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes Autonomous Driving ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Autonomous Driving ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes Autonomous Driving ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes Autonomous Driving ETF | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.
Themes Autonomous Driving ETF | Geographic Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:
•Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
•Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
Special Risk Considerations of Investing in China. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes an entity, which is typically offshore in a foreign jurisdiction, such as the Cayman Islands. The offshore entity lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the offshore entity has no equity ownership of the VIE, these contractual arrangements permit the offshore entity to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed offshore entity, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the offshore entity only has specific rights provided for in these service agreements with the VIE, its ability to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.
While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed offshore entity by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed offshore entity, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed offshore entity’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the offshore entity to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed offshore entity to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
•Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
•Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
◦Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
•Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Autonomous Driving ETF | Geographic Risk, Risk Of Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

Themes Autonomous Driving ETF | Geographic Risk, Risk Of Investments In China A-Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
Themes Autonomous Driving ETF | Geographic Risk, Special Risk Considerations Of Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Special Risk Considerations of Investing in China. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes an entity, which is typically offshore in a foreign jurisdiction, such as the Cayman Islands. The offshore entity lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the offshore entity has no equity ownership of the VIE, these contractual arrangements permit the offshore entity to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed offshore entity, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the offshore entity only has specific rights provided for in these service agreements with the VIE, its ability to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.
While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed offshore entity by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed offshore entity, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed offshore entity’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the offshore entity to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed offshore entity to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
Themes Autonomous Driving ETF | Geographic Risk, Stock Connect Programs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
•Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
◦Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
•Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Autonomous Driving ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s
Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Autonomous Driving ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes Autonomous Driving ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.
Themes Autonomous Driving ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes Autonomous Driving ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes Autonomous Driving ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes Autonomous Driving ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Autonomous Driving ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes Autonomous Driving ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the
Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Autonomous Driving ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
◦Transportation Sector Risk. Companies in the transportation sector may be adversely affected by changes in the economy, increases in material, fuel and operating costs, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation. Global or regional events and conditions may materially disrupt or indefinitely impair the operations, financial condition and liquidity of companies in the transportation industry. Securities of companies in the transportation sector are generally cyclical and occasionally subject to sharp price movements.

Themes Autonomous Driving ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Themes Autonomous Driving ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Themes Autonomous Driving ETF | Sector Risk, Transportation Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transportation Sector Risk. Companies in the transportation sector may be adversely affected by changes in the economy, increases in material, fuel and operating costs, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation. Global or regional events and conditions may materially disrupt or indefinitely impair the operations, financial condition and liquidity of companies in the transportation industry. Securities of companies in the transportation sector are generally cyclical and occasionally subject to sharp price movements.
Themes Autonomous Driving ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes Autonomous Driving ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes Autonomous Driving ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes Autonomous Driving ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the
Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Autonomous Driving ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.
Themes Autonomous Driving ETF | Themes Autonomous Driving ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TAXI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes China Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes China Technology ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes China Technology ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of the largest Chinese technology-driven companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive China Technology Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free float adjusted, market capitalization weighted index that intends to track the performance of the 100 largest Chinese technology-driven companies which derive the majority of their revenues from innovative business activities, including cloud computing, medical technologies, future mobility, and digital entertainment. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 100 companies with a market capitalization range of between approximately $218 million and $495 billion and a weighted average market capitalization of approximately $96.2 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) China All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of all small-, mid- and large-capitalization companies covering approximately the largest 100% of the free-float market capitalization in the Chinese market), and 2) are headquartered or incorporated in China. Based on the Index Universe, the initial composition of the Index as well as any selection for an ordinary rebalance is determined on the Selection Day in accordance with the following rules: Companies must fit in the Technology, Healthcare Innovation, Blockchain, Cloud Computing, Cyber Security, Future Cars, Genomics, Robotics & Automation, Social Media, or Digital Entertainment index categories based on their FactSet or FactSet Revere Business Industry Classification System (“RBICS”) Classification (“Chinese Technology Companies”). All eligible securities are ranked based on their free float market capitalization in a descending order and the top 100 securities by free float market capitalization are selected for inclusion in the Index (an “Index Component”). Securities subject to sanctions or ownership restrictions by the U.S. or Chinese governments are excluded from the Index Universe by the Index Provider and Index Components that become subject to any such restrictions are removed by the Index Provider from the Index. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. “Selection Day” is 20 business days before the Rebalance Day. “Rebalance Day” is the first Wednesday in February, May, August and November.
On each Selection Day, each Index Component is assigned a weight according to free float market capitalization. The weight of individual securities is capped at 10%. Any excess weight is redistributed to the other Index Components that have a weight of less than 10%. This allocation is performed pro-rata based on the free float market capitalization. This is an iterative process until the maximum individual weight of all Index Components is 10%. The cap represents a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the cap based on market activity and/or timing of Index selection/rebalancing. Adjustments to the Index are made on Rebalance Day.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts(“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Chinese Technology Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The following China-related securities may be included in the Index and/or represent investments of the Fund:

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China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license may also be acquired to invest directly in China A-Shares.

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China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

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China H-Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

■	China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

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P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

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Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of China, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

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S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions imposed by the U.S. or Chinese government (such as tax diversification requirements or sanctions) that apply to the Fund but not the Index. Securities subject to ownership restrictions by the U.S. or Chinese governments are excluded from the Index Universe by the Index Provider and Index Components that become subject to any such restrictions are removed by the Index Provider from the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, issuers in the internet industry and communications and information technology sectors represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts(“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Chinese Technology Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes China Technology ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes China Technology ETF | Concentration Risk Member
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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund also is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Internet Industry Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect internet companies, and changing domestic and international demand, research and development costs, availability and price components and product obsolescence also can affect their profitability. Certain companies in the internet industry provide retail services primarily on the internet, through mail order and TV home shopping retailers, and rely heavily on consumer spending. Prices of securities of companies in this industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in this industry.

Themes China Technology ETF | Concentration Risk, Internet Industry Risk Member
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Internet Industry Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect internet companies, and changing domestic and international demand, research and development costs, availability and price components and product obsolescence also can affect their profitability. Certain companies in the internet industry provide retail services primarily on the internet, through mail order and TV home shopping retailers, and rely heavily on consumer spending. Prices of securities of companies in this industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in this industry.

Themes China Technology ETF | Risk Of Investing In China Risk Member
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Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
Themes China Technology ETF | Risk Of Investments In A-Shares Risk Member
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Risk of Investments in A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government.

The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
Themes China Technology ETF | A-Shares Tax Risk Member
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A-Shares Tax Risk. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. The Chinese taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have an adverse impact on Fund performance.

Themes China Technology ETF | Stock Connect Programs Risk Member
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Stock Connect Programs Risk. The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.

Investments in China A-Shares may not be covered by the securities investor protection programs of either the Shanghai or Shenzhen Stock Exchange and, without the protection of such programs, will be subject to the risk of default by the broker. Because of the way in which China A-Shares are held in the Stock Connect Programs, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Chinese exchange becomes insolvent.
Themes China Technology ETF | B-Shares Risk Member
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B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

Themes China Technology ETF | H-Shares Risk Member
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H-Shares Risk. H-Shares are foreign securities which, in addition to the Foreign Securities Risk described below, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

Themes China Technology ETF | N-Shares Risk Member
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N-Shares Risk. Because companies issuing N-Shares have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

Themes China Technology ETF | P-Chip Companies Risk Member
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P-Chip Companies Risk. Because P-Chip companies are traded on the Hong Kong Stock Exchange, P-Chips are subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

Themes China Technology ETF | Red Chip Companies Risk Member
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Red Chip Companies Risk. Because Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and are subject to risks similar to those of H-Shares. Red Chip companies are controlled by various Chinese governmental authorities and investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

Themes China Technology ETF | S-Chip Companies Risk Member
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S-Chip Companies Risk. S-Chip companies are subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes. S-Chip companies may or may not be owned at least in part by a Chinese central, provincial or municipal government and be subject to the types of risks that come with such ownership described herein. There may be little or no correlation between the performance of the Singapore stock market and the mainland Chinese stock market.

Themes China Technology ETF | Special Risk Considerations Of Investing In China Risk Member
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Special Risk Considerations of Investing in China. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes an entity, which is typically offshore in a foreign jurisdiction, such as the Cayman Islands. The offshore entity lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the offshore entity has no equity ownership of the VIE, these contractual arrangements permit the offshore entity to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed offshore entity, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the offshore entity only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed offshore entity by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed offshore entity, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest.
Themes China Technology ETF | Hong Kong Risk Member
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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes China Technology ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index. In the Chinese equity market, free float market capitalization is significantly lower than total market capitalization. This lower float ratio is primarily due to widespread government ownership. As a result, certain well-known Chinese technology companies may be excluded from or have lower weights in the Index as a result of the inclusion of only the top 100 securities by free float market capitalization in the Index.

Themes China Technology ETF | Currency Risk Member
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Currency Risk. The Fund’s assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Fund will be denominated primarily in Chinese renminbi (“RMB”) whereas the Fund’s reference currency is the U.S. dollar. As a result, the Fund’s performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. Such fluctuations may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the imposition of currency controls or other national or global political or economic developments. The Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Fund’s operations. There is no assurance that the Fund will continue to have access to sufficient amounts of RMB to remain fully invested.

Themes China Technology ETF | Custody Risk Member
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Custody Risk. Investments in emerging markets, such as China, may be subject to even greater custody risks than investments in more developed markets. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as the Adviser acquires a QFII or RQFII license, A-Shares will be held in the joint names of the Fund and the Adviser. While the Adviser may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and that regulatory actions taken against Adviser may affect the Fund. The risk is particularly acute in the case of cash deposited with a People’s Republic of China (“PRC”) sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Themes China Technology ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes China Technology ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes China Technology ETF | Emerging Market Risk Member
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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes China Technology ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes China Technology ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes China Technology ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes China Technology ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes China Technology ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes China Technology ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes China Technology ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes China Technology ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Geographic Risk. The Fund’s investments are expected to be focused in a particular country, countries, or region to the same extent as the Index and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

Themes China Technology ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes China Technology ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion

Themes China Technology ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes China Technology ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes China Technology ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes China Technology ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes China Technology ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes China Technology ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes China Technology ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes China Technology ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Communications Sector Risk. Communications companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes China Technology ETF | Sector Risk, Communications Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Communications Sector Risk. Communications companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Themes China Technology ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes China Technology ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes China Technology ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes China Technology ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes China Technology ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The performance of the Fund may vary from the performance of the Index as a result of Fund fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Fund may not be able to invest in certain securities included in the Index or invest in them in the exact proportions represented in the Index due to market disruptions, legal restrictions or limitations imposed by the Chinese government, certain exchange listing standards, or a lack of liquidity on stock exchanges in which such securities trade. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.

Themes China Technology ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes China Technology ETF | Themes China Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DENG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144
Themes Cloud Computing ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Cloud Computing ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Cloud Computing ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the field of cloud computing.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 15, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Cloud Computing Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the field of cloud computing based in developed market countries. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 50 companies with a market capitalization range of between approximately $5 billion and $3.1 trillion and a weighted average market capitalization of approximately $408.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS
(Global Benchmark Series) Global Markets Digital Infrastructure All Cap USD Index, (an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization securities that have business operations in industries related to digital infrastructure covering approximately the largest 100% of the free-float market capitalization in Developed Markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), 2) are classified under any of the following industries (the “Index Categories”) based on the FactSet Revere Business Industry Classification System (“RBICS”): digital security software, e-commerce infrastructure software, data infrastructure software, data architecture software, internet infrastructure software and data support software (“Cloud Computing Companies”), and 3) only one share class of each company is eligible for inclusion in the Index Universe. The largest share class of a company that fulfills steps 1 and 2 will be eligible for the Index Universe.
Based on the Index Universe, all securities are ranked based on their free float market capitalization in a descending order and the top ranked securities within the Index Categories are included as eligible securities as follows: 10 companies from digital security software, 3 companies from e-commerce infrastructure software, 10 companies from data infrastructure software, 10 companies from data architecture software, 20 companies from internet infrastructure software and 20 companies from data support software. The top 50 securities are selected for the Index. In case there are less than 50 eligible securities, all eligible securities are selected and the Index will consist of less than 50 securities. The components of the Index (each, an “Index Component”) may change over time. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. Selection Day is 20 business days before the Rebalance Day. The Index is adjusted on the Rebalance Day which is the first Wednesday in February, May, August, and November. If that day is not a trading day the Rebalance Day will be the next trading day.
On each Selection Day, each Index Component is assigned an initial weight according to its free float market capitalization. Afterwards, the weights are adjusted by applying a weight cap for each Index Component by re-distributing any weight which is larger than 4.5% to the other Index Components with an initial weight lower than 4.5% proportionally in an iterative manner. The weighting process seeks to weight Index Components primarily based on market capitalization, but subject to caps on the weights of the individual securities. This process is designed to limit the amount of concentration in the largest market capitalization companies and increase company-level diversification.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Cloud Computing Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the
Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the information technology and communications sectors, the software industry and that have business operations in the field of cloud computing. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Cloud Computing Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 9.80% for the quarter ended December 31, 2024, and the lowest quarterly return was 1.86% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.86%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes Cloud Computing ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Cloud Computing ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Cloud Computing Industry Risk. Cloud Computing companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Computing companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Computing companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud Computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Computing companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Computing companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cloud Computing companies. Cloud Computing companies may participate in monopolistic practices that could make them subject to higher levels of regulatory scrutiny and/or potential break ups in the future, which could severely impact the viability of these companies.

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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Cloud Computing ETF | Concentration Risk, Cloud Computing Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cloud Computing Industry Risk. Cloud Computing companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Computing companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Computing companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud Computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Computing companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Computing companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cloud Computing companies. Cloud Computing companies may participate in monopolistic practices that could make them subject to higher levels of regulatory scrutiny and/or potential break ups in the future, which could severely impact the viability of these companies.

Themes Cloud Computing ETF | Concentration Risk, Software Industry Risk Member
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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Cloud Computing ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Cloud Computing ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Cloud Computing ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Cloud Computing ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Cloud Computing ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Cloud Computing ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Cloud Computing ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Cloud Computing ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Cloud Computing ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Cloud Computing ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Cloud Computing ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Cloud Computing ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Cloud Computing ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Cloud Computing ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Cloud Computing ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Cloud Computing ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Cloud Computing ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Cloud Computing ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Cloud Computing ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Cloud Computing ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Cloud Computing ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Cloud Computing ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Cloud Computing ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Cloud Computing ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Cloud Computing ETF | Sector Risk Member
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Communications Sector Risk. Communications companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Cloud Computing ETF | Sector Risk, Communications Services Sector Risk Member
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Communications Sector Risk. Communications companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Themes Cloud Computing ETF | Sector Risk, Information Technology Sector Risk Member
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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Cloud Computing ETF | Securities Lending Risk Member
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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Cloud Computing ETF | Small-Capitalization Companies Risk Member
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Cloud Computing ETF | Thematic Investing Risk Member
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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Cloud Computing ETF | Tracking Risk Member
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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Cloud Computing ETF | Valuation Risk Member
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Cloud Computing ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	18.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes Cloud Computing ETF | Solactive Cloud Computing Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive Cloud Computing Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.10%
Since Inception	rr_AverageAnnualReturnSinceInception	22.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes Cloud Computing ETF | Themes Cloud Computing ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLOD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	21.62%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.62%
Since Inception	rr_AverageAnnualReturnSinceInception	22.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes Cloud Computing ETF | Themes Cloud Computing ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.62%
Since Inception	rr_AverageAnnualReturnSinceInception	22.06%
Themes Cloud Computing ETF | Themes Cloud Computing ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	12.80%
Since Inception	rr_AverageAnnualReturnSinceInception	16.83%
Themes Copper Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Copper Miners ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes Copper Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the mining, exploration, and refining of copper.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 24, 2024 (commencement of operations) through September 30, 2024, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Copper Mining Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the mining, exploration, and refining of copper. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 49 companies with a market capitalization range of between approximately $103 million and $132 billion and a weighted average market capitalization of approximately $22.1 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Copper Mining Industry”):
A. Copper Mining: Companies that derive revenue from copper mining and site development.
B. Copper Exploration: Companies that derive revenue from the value chain preceding the actual site development and extraction of copper ore.
C. Copper Refining: Companies that derive revenue from the value chain post mining until product manufacturing, such as refining and other processing of copper ore.
D. Copper Royalties: Companies that derive revenue from contracts, royalties, etc.
In order to provide an objective measure of the level of exposure of a company to the Copper Mining Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Copper Mining Industry as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 30% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their thematic revenue dollar amount from the Copper Mining Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
All securities in the Index Universe are selected for the Index (each, an “Index Component”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Copper Mining Industry (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Copper Mining Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Date for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Copper Mining Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the Copper Mining Industry, the exploration industry and the materials sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Copper Mining Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Copper Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Copper Miners ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund also is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Copper Mining Industry Risk. Companies in the copper mining industry may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, events related to energy conservation, the success of exploration projects, depletion of resources, decreases in demand, over-production, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices, among other factors. Copper Mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Securities in the Fund’s portfolio may be significantly subject to the effects of the price of copper. The price of copper may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Investments in Copper Mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies.
•Exploration Industry Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Themes Copper Miners ETF | Concentration Risk, Copper Mining Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Copper Mining Industry Risk. Companies in the copper mining industry may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, events related to energy conservation, the success of exploration projects, depletion of resources, decreases in demand, over-production, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices, among other factors. Copper Mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Securities in the Fund’s portfolio may be significantly subject to the effects of the price of copper. The price of copper may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Investments in Copper Mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies.
Themes Copper Miners ETF | Concentration Risk, Exploration Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Exploration Industry Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.
Themes Copper Miners ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes Copper Miners ETF | Commodity Price Relationship Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Commodity Price Relationship Risk. The Index measures the performance of companies involved in the Copper Mining Industry and not the performance of the price of copper itself. The securities of companies involved in the Copper Mining Industry may under- or over-perform the price of copper over the short-term or the long-term.
Themes Copper Miners ETF | Commodity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, changes in interest rates and monetary and other government policies, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.
Themes Copper Miners ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.
Themes Copper Miners ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes Copper Miners ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.
Themes Copper Miners ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes Copper Miners ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Copper Miners ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes Copper Miners ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes Copper Miners ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Copper Miners ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes Copper Miners ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.
Themes Copper Miners ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:
◦Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.
◦Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
•Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
•Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
◦Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
◦Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
◦Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Copper Miners ETF | Geographic Risk, Risk Of Investing In Canada Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.
Themes Copper Miners ETF | Geographic Risk, Risk Of Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

Themes Copper Miners ETF | Geographic Risk, Risk Of Investments In China A-Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
Themes Copper Miners ETF | Geographic Risk, Stock Connect Programs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.

Themes Copper Miners ETF | Geographic Risk, Tax Risk Of Investments In China A-Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
Themes Copper Miners ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Themes Copper Miners ETF | Geographic Risk, Risk Of Investing In Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Themes Copper Miners ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Themes Copper Miners ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes Copper Miners ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Copper Miners ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes Copper Miners ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes Copper Miners ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes Copper Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Copper Miners ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes Copper Miners ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes Copper Miners ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Themes Copper Miners ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Themes Copper Miners ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes Copper Miners ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes Copper Miners ETF | Tax Status Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Status Risk. The Fund intends to pay dividends each taxable year to enable it to continue to satisfy the distribution requirements necessary to qualify for treatment as a regulated investment company (“RIC”). If the Fund were to distribute to its shareholders less than the minimum amount required for any year, the Fund would become subject to federal income tax for that year on all of its taxable income and recognized gains, even those distributed to its shareholders. In addition, under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may not earn more than 10% of its annual gross income from gains resulting from the sale of commodities and precious metals. This could make it more difficult for the Fund to pursue its investment strategy and maintain qualification as a RIC. In lieu of potential disqualification as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy this income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
Themes Copper Miners ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes Copper Miners ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes Copper Miners ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.
Themes Copper Miners ETF | Themes Copper Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COPA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Themes Cybersecurity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Cybersecurity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Cybersecurity ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the cybersecurity industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 8, 2023 (commencement of operations) through September 30, 2024, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of Solactive Cyber Security Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the cybersecurity industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 30 companies with a market capitalization range of between approximately $72 million and $119 billion and a weighted average market capitalization of $19.7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS
(Global Benchmark Series) Global Markets Digital Infrastructure All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization securities that have business operations in industries related to digital security software covering approximately the largest 100% of the free-float market capitalization in Developed Markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), 2) are classified under the digital security software category as identified by the Index Provider (“Cybersecurity Companies”) using the FactSet Revere Business Industry Classification System (“RBICS”), and 3) only the largest share class of each company is eligible for inclusion in the Index Universe. In order to be classified in the digital security software category, RBICS requires that a company generate at least 50% of its revenue from digital security software.
Based on the Index Universe, all eligible securities are ranked based on their free float market capitalization in a descending order and the top 35 ranked securities are included in the Index. If less than 35 securities are eligible, all eligible securities are selected and the Index consists of less than 35 securities (each, an “Index Component”). The Index Components may change over time. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. Selection Day is 20 business days before the Rebalance Day. The Index is adjusted on the Rebalance Day which is the first Wednesday in February, May, August, and November. If that day is not a trading day the Rebalance Day will be the next trading day.
On each Selection Day, each Index Component is assigned an initial weight according to its free float market capitalization. Afterwards, the weights are adjusted by applying a weight cap for each Index Component by re-distributing any weight which is larger than 4.5% to the other Index Components with an initial weight lower than 4.5% proportionally in an iterative manner. The weighting process seeks to weight Index Components primarily based on market capitalization, but subject to caps on the weights of the individual securities. This process is designed to limit the amount of concentration in the largest market capitalization companies and increase company-level diversification.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Cybersecurity Companies and in ADRs and GDRs based on such securities. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated
(i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities in the software industry, and had the information technology and communications sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Cybersecurity Companies and in ADRs and GDRs based on such securities. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.22% for the quarter ended September 30, 2024, and the lowest quarterly return was -1.94% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes Cybersecurity ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Cybersecurity ETF | Risks Related To Investing In Cybersecurity Companies Risk Member
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Risks Related to Investing in Cybersecurity Companies: Cybersecurity companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. Cybersecurity companies may be adversely impacted by government regulations and actions, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. Cybersecurity companies may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cybersecurity companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cybersecurity companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Cybersecurity companies. Confronting cyberthreats amid increasing remote work environments could result in challenges for Cybersecurity companies.

Themes Cybersecurity ETF | Concentration Risk Member
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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Cybersecurity ETF | Concentration Risk, Software Industry Risk Member
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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Cybersecurity ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Cybersecurity ETF | Currency Risk Member
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Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Themes Cybersecurity ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Cybersecurity ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Cybersecurity ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Cybersecurity ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Cybersecurity ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Cybersecurity ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Cybersecurity ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Cybersecurity ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Cybersecurity ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Cybersecurity ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Themes Cybersecurity ETF | Geographic Risk, Risk Of Investing In Asia Risk Member
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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Themes Cybersecurity ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Cybersecurity ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Cybersecurity ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Cybersecurity ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Cybersecurity ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Cybersecurity ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Cybersecurity ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Cybersecurity ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Cybersecurity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Cybersecurity ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Cybersecurity ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Cybersecurity ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

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Communications Sector Risk. Communications companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Themes Cybersecurity ETF | Sector Risk, Communications Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Communications Sector Risk. Communications companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Themes Cybersecurity ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Cybersecurity ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Cybersecurity ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, smaller capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Cybersecurity ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Cybersecurity ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Cybersecurity ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Cybersecurity ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	21.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Cybersecurity ETF | Solactive Cyber Security Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive Cyber Security Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.49%
Since Inception	rr_AverageAnnualReturnSinceInception	16.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Cybersecurity ETF | Themes Cybersecurity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPAM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	10.86%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	16.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Cybersecurity ETF | Themes Cybersecurity ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.82%
Since Inception	rr_AverageAnnualReturnSinceInception	16.15%
Themes Cybersecurity ETF | Themes Cybersecurity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.35%
Themes European Luxury ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes European Luxury ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes European Luxury ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of European companies that have business operations in the luxury industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 15, 2023 (commencement of operations) through September 30, 2024, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive European Luxury Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to European companies that have business operations in the luxury industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 25 companies with a market capitalization range of between approximately $756 million and $329 billion and a weighted average market capitalization of approximately $36.7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) have a primary listing in a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), 2) are headquartered in one of the following European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland or the United Kingdom, 3) have a market capitalization of at least $100,000,000 and 4) have a minimum Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) to identify companies that have or are expected to have exposure to the provision of products and/or services that contribute to the luxury industry. Companies are only eligible if they generate at least 50% of their revenues from the luxury industry, including companies involved in:

■	Luxury Accessories — Companies involved in the design, manufacturing and sale of luxury and designer accessories, including handbags, precision timepieces, jewelry, eyewear, leather goods, luggage and lifestyle products.

■	Premium Clothing — Companies engaged in the design, manufacture and sale of high-end or designer clothing, including men’s and women’s ready-to-wear garments, lingerie, sportswear, outerwear and footwear.

■	Luxury Beauty — Companies involved in the development, manufacture and distribution of high end beauty products, including perfumes and colognes, cosmetic and makeup products, premium haircare, skincare and bodycare products.

■	Cars and Yachts — Companies engaged in the design, production and sale of exclusive and luxurious automobiles and boats, including hypercars, supercars, sportscars and yachts.

■	Upscale Hospitality — Companies involved in the luxury or high-end hospitality business, including luxury hotels, resorts and spas.
Each company identified by ARTIS® receives a score that reflects its exposure to the Index strategy. This set of companies is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have business operations consistent with the Index’s luxury theme. The remaining companies (“European Luxury Companies”) are ranked by their score (in descending order) and the top 25 companies are selected for inclusion in the Index (“Index Components”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
“Selection Day” is 10 weekdays before the Rebalance Day. “Rebalance Day” is the third Friday in January and July. On each Selection Day, each Index Component is assigned an equal weight. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of European Luxury Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the luxury industry and the consumer discretionary sector. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of European Luxury Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 866-5Themes (866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.04% for the quarter ended March 31, 2024, and the lowest quarterly return was -10.86% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes European Luxury ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes European Luxury ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

○
Luxury Industry Risk. Companies in the luxury goods industry may face intense competition and may be dependent on their ability to maintain brand image. Companies may be subject to changes in consumer preferences, and technologies employed by luxury goods companies may become obsolete. Companies in this industry are dependent on consumer spending and, as such, are likely to be sensitive to any downturns in the broader economy. Demand for products may be seasonal, and incorrect assessment of future demand can lead to overproduction or underproduction, which can impact company profitability.

Themes European Luxury ETF | Concentration Risk, Luxury Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Luxury Industry Risk. Companies in the luxury goods industry may face intense competition and may be dependent on their ability to maintain brand image. Companies may be subject to changes in consumer preferences, and technologies employed by luxury goods companies may become obsolete. Companies in this industry are dependent on consumer spending and, as such, are likely to be sensitive to any downturns in the broader economy. Demand for products may be seasonal, and incorrect assessment of future demand can lead to overproduction or underproduction, which can impact company profitability.

Themes European Luxury ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser (as defined below) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes European Luxury ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes European Luxury ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes European Luxury ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes European Luxury ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes European Luxury ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

○
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○
Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

○
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

○
Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes European Luxury ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes European Luxury ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes European Luxury ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes European Luxury ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes European Luxury ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes European Luxury ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

○
Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

○
Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

Themes European Luxury ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes European Luxury ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

Themes European Luxury ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes European Luxury ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes European Luxury ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes European Luxury ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes European Luxury ETF | Natural Language Processing (NLP) Model Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Natural Language Processing (NLP) Model Risk. The Index Provider uses NLP models to assist in the development of the Fund’s Index. The Index’s investment theme is created by the Index Provider and the Index Provider’s description of the theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes and sub-themes of the Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Themes European Luxury ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes European Luxury ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes European Luxury ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes European Luxury ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes European Luxury ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes European Luxury ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Themes European Luxury ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Themes European Luxury ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes European Luxury ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes European Luxury ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes European Luxury ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes European Luxury ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes European Luxury ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	18.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes European Luxury ETF | Solactive European Luxury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive European Luxury Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes European Luxury ETF | Themes European Luxury ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FINE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	(8.72%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes European Luxury ETF | Themes European Luxury ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.59%)
Themes European Luxury ETF | Themes European Luxury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.11%)
Themes Future of Farming ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Future of Farming ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Future of Farming ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the agricultural industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Smart Farming and Agriscience Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the agricultural industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 35 companies with a market capitalization range of between approximately $100 million and $115 billion and a weighted average market capitalization of approximately $16.5 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) have a primary listing in a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States); 2) have a market capitalization of at least $100 million; 3) have a minimum Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) to identify companies that have or are expected to have exposure to the provision of products and/or services that contribute to the innovative and forward-looking aspects of the agricultural industry. The Index Provider identifies relevant search terms for ARTIS® that best represent the industries and areas of such innovation (i.e., drones, agtech, high-tech agriculture, hydroponics, agricultural robot and farming software). The investment strategy’s focus extends beyond traditional agricultural practices and production to include technology-enabled agricultural processes, encompassing everything from crop monitoring to precision agriculture, digital farming, and smart agriculture - growing trends shaping the future of farming. Companies are only eligible for inclusion in the Index if they generate at least 50% of their revenues from agricultural related business operations. This encompasses companies involved in the following: 1) agricultural production – includes companies engaged in the production and distribution of crops and animal products, including fresh fruit and vegetable products, live animals, eggs, seeds and other agricultural commodities, animal feed and farm animal veterinary products; 2) agricultural machinery - includes companies that are involved in the production and distribution of equipment which supports the agriculture industry. This includes irrigation, seeding, and tillage equipment, specialized storage solutions, and as innovative technologies and equipment designed to improve agricultural output and sustainability; 3) agricultural chemicals & fuels – includes companies that are involved in the development and production of chemicals and fuels that support the agriculture industry. This includes fertilizers, crop protection products, crop nutrients, insect control products, and biofuels; and 4) agriscience & technology – includes companies involved in crop monitoring, planting, management, and harvesting, as well as precision agriculture, digital farming (combines on-the-ground insights provided by farmers with aggregated data from satellites and third parties and machine learning techniques to understand what’s happening in their fields), and smart agriculture, including research and development of crop nutrition and plant science. This also comprises the production of agricultural equipment, crop yield maximization, agritech, agribusiness, and sustainable farming practices.
Each company identified by ARTIS® receives a score that reflects its exposure to the Index strategy. This set of companies is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have business operations consistent with the Index’s future of agriculture theme. The remaining companies (“Agricultural Companies”) are ranked by their score (in descending order) and the top 35 companies are selected for inclusion in the Index (“Index Components”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
“Selection Day” is 10 weekdays before the Rebalance Day. “Rebalance Day” is the third Friday in January and July. On each Selection Day, each Index Component is assigned a weight according to market capitalization. A weight cap is applied for each Index Component by-redistributing any weight which is larger than 4.5% to other Index Components proportionally in an iterative manner. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Agricultural Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the agriculture production industry and the chemicals and food products industry, and the agriculture and livestock, industrials and materials sectors. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Agricultural Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Future of Farming ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Future of Farming ETF | Concentration Risk Member
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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Agricultural Production Industry Risk. Companies engaged in agricultural production may be adversely affected by changes or trends in commodity prices and labor costs, which may be influenced by unpredictable factors. Many companies in the agricultural production industry are subject to government subsidy policies and environmental, health and safety laws and regulations. Any changes to these policies and regulations, or the imposition of tariffs or other trade restraints, may have a material adverse effect on companies operating in this industry. Adverse weather conditions (such as floods or droughts), natural disasters and other factors, such as disease outbreaks, war or other conflict, also may adversely affect companies operating in this industry.

Themes Future of Farming ETF | Concentration Risk, Agricultural Production Industry Risk Member
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Agricultural Production Industry Risk. Companies engaged in agricultural production may be adversely affected by changes or trends in commodity prices and labor costs, which may be influenced by unpredictable factors. Many companies in the agricultural production industry are subject to government subsidy policies and environmental, health and safety laws and regulations. Any changes to these policies and regulations, or the imposition of tariffs or other trade restraints, may have a material adverse effect on companies operating in this industry. Adverse weather conditions (such as floods or droughts), natural disasters and other factors, such as disease outbreaks, war or other conflict, also may adversely affect companies operating in this industry.

Themes Future of Farming ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Future of Farming ETF | Commodity Risk Member
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Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Themes Future of Farming ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Future of Farming ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Future of Farming ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Future of Farming ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Future of Farming ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Future of Farming ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Future of Farming ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Future of Farming ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Future of Farming ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Future of Farming ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Future of Farming ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Future of Farming ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Future of Farming ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Future of Farming ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Future of Farming ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Future of Farming ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Future of Farming ETF | Natural Language Processing (NLP) Model Risk Member
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Natural Language Processing (NLP) Model Risk. The Index Provider uses NLP models to assist in the development of the Fund’s Index. The Index’s investment theme is created by the Index Provider and the Index Provider’s description of the theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes and sub-themes of the Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Themes Future of Farming ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Future of Farming ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Future of Farming ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Future of Farming ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Future of Farming ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Future of Farming ETF | Sector Risk Member
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Risk of Investing in Agriculture and Livestock Sectors. Investments in the agricultural and livestock sectors may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural and livestock products, affecting the price of such commodities and the performance of the Fund.

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Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

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Materials Sector Risk. Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the materials sector are at risk for environmental damage and product liability claims. Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

Themes Future of Farming ETF | Sector Risk, Agriculture And Livestock Sectors Risk Member
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Risk of Investing in Agriculture and Livestock Sectors. Investments in the agricultural and livestock sectors may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural and livestock products, affecting the price of such commodities and the performance of the Fund.

Themes Future of Farming ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Themes Future of Farming ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Materials Sector Risk. Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the materials sector are at risk for environmental damage and product liability claims. Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

Themes Future of Farming ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Future of Farming ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Future of Farming ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Future of Farming ETF | Tracking Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Future of Farming ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Future of Farming ETF | Themes Future of Farming ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CROP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Generative Artificial Intelligence ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Generative Artificial Intelligence ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Generative Artificial Intelligence ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the field of artificial intelligence (AI) related industries.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 8, 2023 (commencement of operations) through September 30, 2024, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Generative Artificial Intelligence Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in AI related industries. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 39 companies with a market capitalization range of between approximately $132 million and $3.8 trillion and a weighted average market capitalization of approximately $579.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) have a primary listing in a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States); 2) have a market capitalization of at least $100 million; 3) have a minimum Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening publicly available information such as financial news, business profiles and company publications using the Index Provider’s proprietary natural language processing algorithm (“ARTIS®”) to identify companies that have or are expected to have exposure to the provision of products and/or services that contribute to AI related industries. Companies are only eligible for inclusion in the Index if they generate at least 50% of their revenues from the following AI related industries: 1) artificial intelligence (AI) – comprises companies involved in the provision of AI computing solutions, software for digital transformation, processors and services to a variety of industries such as media, pharmaceutical and computers. Generative AI describes algorithms that can be used to create new content, including audio, code, images, text, simulations, and videos; 2) data analytics and big data – comprises companies involved in data-related technologies such as data mining (i.e., the process of extracting information from a large amount of data by using statistical, mathematical and analytics tools), predictive analytics (i.e., use of advanced analytics to make predictions about future outcomes using historical data), and machine learning. It also comprises companies engaged in the provision of business specific process management and business solutions data analytics; 3) natural language processing – comprises companies involved in delivering natural language processing, speech recognition, semantic networks (i.e., a type of graphical model that shows relationships between concepts, ideas and objects), ontology engineering (i.e., the study of methods and methodologies for building a set of concepts and categories in a subject area or domain that shows their properties and the relations between them to allow the AI to make inferences based on content and relationships), logic programming (i.e., a programming strategy that tells a model what goal to accomplish, rather than how to accomplish it), cognitive science, and theory of mind (i.e., the study of the mind and its processes and investigates how we ascribe mental states to other persons and how we use the states to explain and predict the actions of those other persons). It also includes the provision of algorithm-based solutions for machine learning; and 4) AI-driven services – comprises companies that develop and use AI-powered applications, such as chatbots, virtual assistants, predictive analytics, marketing technology and recommendation engines, as well as those that produce hardware and software components for AI systems, such as computer chips, graphics processing units, and specialized algorithms. Each company identified by ARTIS® receives a score that reflects its exposure to the Index strategy. This set of companies is then reviewed by the Index Provider and companies are removed from the selection process if they don’t have relevant business operations. The remaining companies (“Generative AI Companies”) are ranked by their score (in descending order) and the top 40 companies are selected for inclusion in the Index (“Index Components”) each weighted based on its relevance to its ARTIS® score. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
“Selection Day” is 10 weekdays before the Rebalance Day. “Rebalance Day” is the last weekday in February and August. The Index is rebalanced and reconstituted on each Rebalance Day based on data as of Selection Day. At the time of rebalancing, the Index is generally re-weighted based on the latest ARTIS® scores. This is designed such that the greater the exposure an Index Component has to AI related industries, the higher its weight will be. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Generative AI Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies that have business operations in the artificial intelligence and data services, semiconductors, software, and internet industries, and in the information technology sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Generative AI Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 28.54% for the quarter ended December 31, 2024, and the lowest quarterly return was -7.56% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes Generative Artificial Intelligence ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Generative Artificial Intelligence ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Artificial Intelligence and Data Services Industry Risk. Companies involved in, or exposed to, data services and artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize artificial intelligence and/or data services. Further, many companies involved in, or exposed to, artificial intelligence-related businesses and data services (as determined by the Index Provider) may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence and data services will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Artificial intelligence and data services companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial intelligence and data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Artificial intelligence and data services companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.

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Internet Industry Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

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Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Generative Artificial Intelligence ETF | Concentration Risk, Artificial Intelligence And Data Services Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Artificial Intelligence and Data Services Industry Risk. Companies involved in, or exposed to, data services and artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize artificial intelligence and/or data services. Further, many companies involved in, or exposed to, artificial intelligence-related businesses and data services (as determined by the Index Provider) may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence and data services will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Artificial intelligence and data services companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial intelligence and data services companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Artificial intelligence and data services companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.

Themes Generative Artificial Intelligence ETF | Concentration Risk, Internet Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Internet Industry Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

Themes Generative Artificial Intelligence ETF | Concentration Risk, Semiconductor Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Themes Generative Artificial Intelligence ETF | Concentration Risk, Software Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Generative Artificial Intelligence ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Generative Artificial Intelligence ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Generative Artificial Intelligence ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Generative Artificial Intelligence ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Generative Artificial Intelligence ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Generative Artificial Intelligence ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Generative Artificial Intelligence ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Generative Artificial Intelligence ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Generative Artificial Intelligence ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Generative Artificial Intelligence ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Generative Artificial Intelligence ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Generative Artificial Intelligence ETF | Geographic Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Generative Artificial Intelligence ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Generative Artificial Intelligence ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Generative Artificial Intelligence ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Generative Artificial Intelligence ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Generative Artificial Intelligence ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Generative Artificial Intelligence ETF | Mid-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Generative Artificial Intelligence ETF | Natural Language Processing (NLP) Model Risk Member
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Natural Language Processing (NLP) Model Risk. The Index Provider uses NLP models to assist in the development of the Fund’s Index. The Index’s investment theme is created by the Index Provider and the Index Provider’s description of the theme is used by the NLP screening models to identify relevant companies for index consideration. The investment theme must be accurately described in order for the NLP models to identify companies that reflect the themes and sub-themes of the Index. If the description of the theme is incorrect or incomplete, the NLP model may identify companies that are not relevant to the Fund’s investment theme or fail to identify companies that are relevant. As a result, securities may be included in or excluded from the Index that would have been excluded or included had the description of the theme been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended. The Index Provider relies on the integrity of the data being analyzed and its review processes could be adversely affected if erroneous or outdated data is utilized.

Themes Generative Artificial Intelligence ETF | New Adviser Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Generative Artificial Intelligence ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Generative Artificial Intelligence ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Generative Artificial Intelligence ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Generative Artificial Intelligence ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Generative Artificial Intelligence ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Generative Artificial Intelligence ETF | Sector Risk, Information Technology Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Generative Artificial Intelligence ETF | Securities Lending Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Generative Artificial Intelligence ETF | Small-Capitalization Companies Risk Member
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Generative Artificial Intelligence ETF | Thematic Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Generative Artificial Intelligence ETF | Tracking Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Generative Artificial Intelligence ETF | Valuation Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Generative Artificial Intelligence ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	21.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Generative Artificial Intelligence ETF | Solactive Generative Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive Generative Artificial Intelligence Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	42.08%
Since Inception	rr_AverageAnnualReturnSinceInception	50.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Generative Artificial Intelligence ETF | Themes Generative Artificial Intelligence ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WISE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	41.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.18%
Since Inception	rr_AverageAnnualReturnSinceInception	49.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2023
Themes Generative Artificial Intelligence ETF | Themes Generative Artificial Intelligence ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	41.18%
Since Inception	rr_AverageAnnualReturnSinceInception	49.42%
Themes Generative Artificial Intelligence ETF | Themes Generative Artificial Intelligence ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	24.38%
Since Inception	rr_AverageAnnualReturnSinceInception	37.77%
Themes Global Systemically Important Banks ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Global Systemically Important Banks ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Global Systemically Important Banks ETF (the “Fund”) seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 15, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that will invest in the equity securities of companies that operate in the global banking sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that are part of the global banking sector and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that represent such companies in the banking sector. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The banks included in the Fund’s portfolio will generally be classified as large-capitalization companies.
The Fund’s investment universe will include all banks included in the list of Global Systemically Important Banks (“G-SIBs”), published annually by the Financial Stability Board. Currently, there are 29 publicly traded banks that are classified as G-SIBs. The Fund’s investment adviser, Themes Management Company, LLC (the “Adviser”) will manage the Fund’s portfolio by investing the Fund’s assets on an equally weighted basis in the equity securities issued by the G-SIB banks. The banks selected for investment by the Fund are selected solely based on their classification as G-SIBs. The Adviser expects to rebalance the Fund’s portfolio on a quarterly basis and will do an annual reconstitution of the portfolio, as applicable.
G-SIBs are banks that are believed to be so systemically important to the global banking system that the bank’s failure could trigger a wider financial crisis and threaten the global economy. The Basel Committee on Banking Supervision (“BCBS”), which is considered the primary global standard setter for the prudential regulation of banks, is responsible for identifying G-SIBs. BCBS consists of 45 members representing central bank and bank supervisors from 28 jurisdictions. BCBS has developed an indicator-based measurement approach to identify G-SIBs. A G-SIB designation does not represent an investment recommendation by BCBS, but it is designed to identify those banks that are systemically important to the global banking system. The measurement approach, which is risk based, considers the following five categories and the underlying indicators of each category, as applicable:
1. Size of the banks – A bank’s distress or failure is more likely to damage the global economy or financial markets if its activities comprise a large share of global activity. The larger the bank, the more difficult it is for its activities to be quickly replaced by other banks and therefore the greater the chance that its distress or failure would cause disruption to the financial markets in which it operates. The distress or failure of a large bank is also more likely to damage confidence in the financial system as a whole. Size is therefore a key measure of systemic importance.
2. Interconnectedness – Financial distress at one institution can materially increase the likelihood of distress at other institutions given the network of contractual obligations in which these firms operate. A bank’s systemic impact is likely to be positively related to its interconnectedness vis-à-vis other financial institutions. Three indicators are used to measure interconnectedness: (i) intra-financial system assets; (ii) intra-financial system liabilities; and (iii) securities outstanding. All three indicators include insurance subsidiaries of a bank in their measurements.
3. Substitutability/financial institution infrastructure – The systemic impact of a bank’s distress or failure is expected to be negatively related to its degree of substitutability as both a market participant and a client service provider. For example, the greater a bank’s role in a particular business line, or as a service provider in underlying market infrastructure (e.g., payment systems), the larger the disruption will likely be following its failure, in terms of both service gaps and reduced flow of market and infrastructure liquidity. At the same time, the cost to the failed bank’s customers in having to seek the same service from another institution is likely to be higher for a failed bank with relatively greater market share in providing the service. Four indicators are used to measure substitutability/financial institution infrastructure: (i) assets under custody; (ii) payments activity; (iii) underwritten transactions in debt and equity markets; and (iv) trading volume.
4. Cross-jurisdictional activity – The objective of this indicator is to capture banks’ global footprint. Two indicators in this category measure the importance of the bank’s activities outside its home (headquarter) jurisdiction relative to overall activity of other banks in the sample: (i) cross-jurisdictional claims; and (ii) cross-jurisdictional liabilities. The idea is that the international impact of a bank’s distress or failure would vary in line with its share of cross-jurisdictional assets and liabilities. The greater a bank’s global reach, the more difficult it is to coordinate its resolution and the more widespread the spillover effects from its failure.
5. Complexity – The systemic impact of a bank’s distress or failure is expected to be positively related to its overall complexity – that is, its business, structural and operational complexity. The more complex a bank is, the greater the costs and time needed to resolve the matters impacting the bank. Three indicators are used to measure complexity: (i) notional amount of OTC derivatives; (ii) amount of level 3 assets (i.e., are those assets fair valued using observable inputs that require significant adjustment based on unobservable inputs); and (iii) trading and available-for-sale securities. The first two indicators include insurance subsidiaries of a bank in their measurements.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result of its investment strategies, the Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the banking industry and the financials sector. The banks being classified as G-SIBs may change over time, which would result in the Fund’s portfolio changing as well.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) that will invest in the equity securities of companies that operate in the global banking sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that are part of the global banking sector and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) that represent such companies in the banking sector. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The banks included in the Fund’s portfolio will generally be classified as large-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.97% for the quarter ended March 31, 2024, and the lowest quarterly return was 5.70% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	5.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes Global Systemically Important Banks ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Global Systemically Important Banks ETF | Bank Crisis Risk Member
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Bank Crisis Risk. Economic downturns and changes in monetary policies could potentially impact G-SIBs or the banking industry negatively. Until 2022, most U.S. banks allocated their reserves to low-yielding government securities, encompassing Agency Mortgage-Backed and U.S. Treasury Securities. However, the Federal Reserve’s decision to increase interest rates in 2022 led to a large decrease in bond prices. This development eroded the value of bank capital reserves, driving some banks into the sphere of unrealized losses.
Further stress was added to the industry when Silvergate Bank announced its plan to liquidate in March 2023. This triggered widespread panic leading to a series of bank runs, beginning with Silicon Valley Bank, progressing to Signature Bank, and then at First Republic Bank. In response to this potential systemic threat, global industry regulators intervened, providing liquidity to government securities and facilitating acquisitions within the banking industry to restore confidence.
The regional banking crisis in the U.S. triggered unease among international investors, leading to apprehension regarding other potentially unstable banks. Consequently, Credit Suisse’s share price saw a significant decline. In an effort to reinforce investor confidence and bring stability, the Swiss government, in collaboration with the Financial Market Supervisory Authority, oversaw Credit Suisse’s acquisition by UBS. Despite the status of G-SIBs, there is no guarantee that G-SIBs can withstand a banking crisis better than other banking institutions.

Themes Global Systemically Important Banks ETF | Concentration Risk Member
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of particular issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

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Banking Industry Risk. Performance of companies in the banking industry may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Extensive governmental regulations may limit the amounts and types of loans and other financial commitments companies in the banking industry can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is heavily dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers can negatively impact banking companies. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual banking company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this industry and have caused significant losses to companies in this industry, which may negatively impact the Fund.

Themes Global Systemically Important Banks ETF | Concentration Risk, Banking Industry Risk Member
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Banking Industry Risk. Performance of companies in the banking industry may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Extensive governmental regulations may limit the amounts and types of loans and other financial commitments companies in the banking industry can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is heavily dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers can negatively impact banking companies. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual banking company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this industry and have caused significant losses to companies in this industry, which may negatively impact the Fund.

Themes Global Systemically Important Banks ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Global Systemically Important Banks ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Global Systemically Important Banks ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Themes Global Systemically Important Banks ETF | Emerging Market Risk Member
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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Themes Global Systemically Important Banks ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Global Systemically Important Banks ETF | Active Management Risk Member
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes Global Systemically Important Banks ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Global Systemically Important Banks ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Global Systemically Important Banks ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Global Systemically Important Banks ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Global Systemically Important Banks ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Global Systemically Important Banks ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Global Systemically Important Banks ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

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Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Global Systemically Important Banks ETF | Geographic Risk, Hong Kong Risk Member
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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Global Systemically Important Banks ETF | Geographic Risk, Risk Of Investing In Asia Risk Member
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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Themes Global Systemically Important Banks ETF | Geographic Risk, Risk Of Investing In China Risk Member
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Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.
Themes Global Systemically Important Banks ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Global Systemically Important Banks ETF | Geographic Risk, Risk Of Investing In North America Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Global Systemically Important Banks ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Global Systemically Important Banks ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Global Systemically Important Banks ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Global Systemically Important Banks ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Global Systemically Important Banks ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Global Systemically Important Banks ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size and may ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Global Systemically Important Banks ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Global Systemically Important Banks ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Global Systemically Important Banks ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Sector Risk. To the extent the Fund invests more heavily in the financials sector of the economy, and its performance will therefore be especially sensitive to developments that significantly affect that sector.

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Themes Global Systemically Important Banks ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Themes Global Systemically Important Banks ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Global Systemically Important Banks ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Global Systemically Important Banks ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	18.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes Global Systemically Important Banks ETF | KBW Nasdaq Global Bank Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	KBW Nasdaq Global Bank Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	34.87%
Since Inception	rr_AverageAnnualReturnSinceInception	35.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes Global Systemically Important Banks ETF | Themes Global Systemically Important Banks ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSIB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	33.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.06%
Since Inception	rr_AverageAnnualReturnSinceInception	32.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2023
Themes Global Systemically Important Banks ETF | Themes Global Systemically Important Banks ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	32.54%
Since Inception	rr_AverageAnnualReturnSinceInception	32.46%
Themes Global Systemically Important Banks ETF | Themes Global Systemically Important Banks ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	19.95%
Since Inception	rr_AverageAnnualReturnSinceInception	25.15%
Themes Gold Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Gold Miners ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Gold Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that are active in the gold mining industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 13, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Global Pure Gold Miners Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that are active in the gold mining industry and is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 21 companies with a market capitalization range of between approximately $1 billion and $39 billion and a weighted average market capitalization of approximately $6.5 billion.
In constructing or adjusting the Index, the Index Provider identifies a universe of companies (the “Index Universe”) that, on Selection Days (as defined below), 1) are listed on a regulated stock exchange in the form of shares tradable for foreign investors without restrictions, 2) have significant business operations in the gold mining industry, evidenced by having at least 90% of the company’s revenues generated in gold mining for companies included in the Index on the Selection Day (an “Index Component”) or at least 95% of the company’s revenues generated in gold mining for companies that are not Index Components (“Gold Mining Companies”), 3) have a free float market capitalization of at least $750 million for companies which are Index Components and of at least $1 billion for companies which are not Index Components, 4) have an average daily trading volume in the last 3 months of at least $1 million for companies which are Index Components and $2 million for companies which are not Index Components, and 5) have an average monthly trading volume of at least 75,000 shares in each of the last 6 months (“Liquidity Criterion”). The Index Provider may decide to include companies in the Index Universe which do not fulfil the Liquidity Criterion.
The companies in the Index Universe are ranked according to their free float market capitalization. The company with the largest free float market capitalization is assigned rank number 1, the company with the second-largest free float market capitalization rank number 2…etc. For clarification, rank number 1 is higher than rank number 2. The companies with the highest ranks are then chosen as Index Components and the new index composition determined this way is valid starting the business day immediately following the last business day in February (“Adjustment Day”). Selection Day is the business day 10 business days before the Adjustment Day.
The minimum number of Index Components is 20 and the maximum number of Index Components is 30. The Index Provider may decide to increase the maximum number of Index Components on a Selection Day. In case the rank assigned to a company which is an existing Index Component on a Selection Day is not sufficient to be selected as an Index Component, it shall only be removed from the Index if its rank exceeds the maximum number of Index Components by more than 10 ranks. The company with the lowest rank which is selected as an Index Component on this Selection Day but which is not currently an Index Component on the Selection Day is not included in the Index in this case. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The composition of the Index is ordinarily adjusted once a year on Adjustment Day after the close of business. The composition of the Index is reviewed on the Selection Day and the appropriate decision made is announced. On each Selection Day and on the business day five business days before the last business day in August (“Reweighting Day”), each Index Component of the Index is weighted proportionally according to its free float market capitalization. The percentage weight of each Index Component is capped at 4.75% on the Selection Days and on the business days five business days before the Reweighting Days. The excess weight is allocated proportionally to all Index Components whose percentage weight is not capped at 4.75%. The new index composition and weightings are implemented after the close of trading on the Adjustment Day and Reweighting Day. The cumulative Percentage Weight of the Index Components which do not fulfil the Liquidity Criterion is capped at 10% on the Adjustment Days and on the business day five business days before the Reweighting Days. The excess weight is allocated proportionally to all Index Components whose Percentage Weight is not capped. These caps represent general guidelines set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Reweighting Day.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Gold Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of small-, mid- and large-capitalization companies and foreign issuers. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, securities of companies in the gold mining industry and materials sector represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Gold Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of small-, mid- and large-capitalization companies and foreign issuers. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.18% for the quarter ended September 30, 2024, and the lowest quarterly return was -6.96% for the quarter ended December 31, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.96%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes Gold Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Gold Miners ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Gold Mining Industry Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of gold mining companies. Investments related to gold are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining companies. Also, gold mining companies are highly dependent on the price of gold bullion and may be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments. Fluctuation in the price of gold may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

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Risks Related to Investing in the Exploration Industry. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

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Risks Related to Investing in the Metals and Mining Industry. Securities in the Fund’s portfolio may be significantly subject to the effects of competitive pressures in the gold mining industry and the price of gold bullion. The price of gold may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Themes Gold Miners ETF | Concentration Risk, Gold Mining Industry Risk Member
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Gold Mining Industry Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of gold mining companies. Investments related to gold are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining companies. Also, gold mining companies are highly dependent on the price of gold bullion and may be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments. Fluctuation in the price of gold may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

Themes Gold Miners ETF | Concentration Risk, Risks Related To Investing In The Exploration Industry Risk Member
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Risks Related to Investing in the Exploration Industry. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Themes Gold Miners ETF | Concentration Risk, Risks Related To Investing In The Metals And Mining Industry Risk Member
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Risks Related to Investing in the Metals and Mining Industry. Securities in the Fund’s portfolio may be significantly subject to the effects of competitive pressures in the gold mining industry and the price of gold bullion. The price of gold may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Themes Gold Miners ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Gold Miners ETF | Commodity Price Relationship Risk Member
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Commodity Price Relationship Risk. The Index measures the performance of companies involved in the gold mining industry and not the performance of the price of gold bullion itself. The securities of companies involved in the gold mining industry may under- or over-perform the price of gold bullion over the short-term or the long-term.

Themes Gold Miners ETF | Commodity Risk Member
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Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Themes Gold Miners ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Gold Miners ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Gold Miners ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Gold Miners ETF | Emerging Market Risk Member
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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Themes Gold Miners ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Gold Miners ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Gold Miners ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Gold Miners ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Gold Miners ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Gold Miners ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Gold Miners ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Gold Miners ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.

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Risk of Investing in Australia. Securities of issuers located in Australia may be subject to regulatory, political, currency, security, environmental, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund.

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Risk of Investing in Africa and the Middle East. Many African and Middle Eastern countries have histories of dictatorships, political and military unrest, social instability, and financial troubles, and their markets should be considered extremely volatile even when compared with those of other emerging market countries. Many of these countries tend to be highly reliant on exporting oil and other commodities so their economies can be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Themes Gold Miners ETF | Geographic Risk, Risk Of Investing In Africa And The Middle East Risk Member
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Risk of Investing in Africa and the Middle East. Many African and Middle Eastern countries have histories of dictatorships, political and military unrest, social instability, and financial troubles, and their markets should be considered extremely volatile even when compared with those of other emerging market countries. Many of these countries tend to be highly reliant on exporting oil and other commodities so their economies can be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Themes Gold Miners ETF | Geographic Risk, Risk Of Investing In Australia Risk Member
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Risk of Investing in Australia. Securities of issuers located in Australia may be subject to regulatory, political, currency, security, environmental, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund.

Themes Gold Miners ETF | Geographic Risk, Risk Of Investing In Canada Risk Member
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Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.

Themes Gold Miners ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Gold Miners ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Gold Miners ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Gold Miners ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Gold Miners ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Gold Miners ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Gold Miners ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Gold Miners ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Gold Miners ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Gold Miners ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Gold Miners ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Gold Miners ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

○
Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Themes Gold Miners ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○
Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Themes Gold Miners ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Gold Miners ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Gold Miners ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Gold Miners ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Gold Miners ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Gold Miners ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	20.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes Gold Miners ETF | Solactive Global Pure Gold Miners Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive Global Pure Gold Miners Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.22%
Since Inception	rr_AverageAnnualReturnSinceInception	38.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes Gold Miners ETF | Themes Gold Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AUMI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	27.09%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.09%
Since Inception	rr_AverageAnnualReturnSinceInception	37.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes Gold Miners ETF | Themes Gold Miners ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.38%
Since Inception	rr_AverageAnnualReturnSinceInception	36.96%
Themes Gold Miners ETF | Themes Gold Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.28%
Since Inception	rr_AverageAnnualReturnSinceInception	28.62%
Themes Industry 4.0 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Industry 4.0 ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Industry 4.0 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that stand to benefit from the technological advancement leading to a new industrial revolution.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the STOXX Global Industry 4.0 Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by STOXX Ltd. (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that are generating revenue from the technological segments such as cybersecurity, virtual reality or the Internet of Things (i.e., the interconnection via the internet of computing devices embedded in everyday objects, enabling them to send and receive data) that lead us towards an autonomous machine-driven economic model, in which machines interact with each other without human intervention. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 228 companies with a market capitalization range of between approximately $49 million and $1.1 trillion and a weighted average market capitalization of approximately $368 million.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), must be included in the STOXX Developed and Emerging Markets Index (the “Parent Index”). The Parent Index is designed to represent the world’s developed and emerging markets as a whole, covering approximately 95% of the free float capitalization of the investable stock universe. In constructing the Index, the Parent Index is further screened for the following criteria: A company must be classified under any of the following Industry 4.0 sub-themes:

●	Automation: Industrial/ Manufacturing Automation involves everything from self-driving trucks, to supply-chain management software. Industrial automation has the ability to pack and ship items using advanced technology.

●	Digitization/ Cyber-Physical Systems: Boston Consulting Group analysis found that use of AI can reduce producers’ conversion costs (the cost of changing raw materials into finished goods) by up to 20%. In manufacturing, improvements and efficiencies in the analysis of big data are expected to bring millions of dollar to this industry.

●	Virtual/ Augmented Reality: Augmented-reality-based systems support a variety of services, such as selecting parts in a warehouse and sending repair instructions over mobile devices.

●	Rapid Prototyping: With Industry 4.0, additive-manufacturing methods are expected to be widely used to produce small batches of customized products that offer construction advantages, such as complex, lightweight designs.

●	Industrial Connectivity: Intelligent sensors in machines of all kinds – will link the globe as a direct result of information and communication technologies (ICT) 2).

●	Blockchain: Blockchain enables the creation of smart contracts, with terms and conditions both sides can specify and that assures trust in the enforceability of the contract and the identity of the counterparty.
The Index Provider has determined that, based on the FactSet Revere Business Industry Classification System (“RBICS”), the following industries are considered part of one or more of the Industry 4.0 sub-themes listed above: 3D Modeling/Rapid Prototyping Automation Providers; Application Management Consulting; Audio Multimedia Semiconductors; Automotive Industry Software; Blockchain Technology; Business Intelligence Software; Business Intelligence/Data Warehousing Consulting; Carrier Edge Network Management Equipment; Colocation and Data Center Services; Computer Aided Design (CAD) Software; Customer Premises Network Security Equipment; Data Storage Infrastructure Software; Disk Storage Systems; Drone Manufacturers; Drone Parts Manufacturers; Enterprise Middleware Software; Enterprise Security Management Software; Flash Memory Semiconductors; General Analog and Mixed Signal Semiconductors; General Enterprise Management Software; General Factory Automation Makers; General Information Technology (IT) Consulting; General Infrastructure and Network Consulting; Image Sensor and Image Capture Semiconductors; Industrial Robots and Robotic Assembly Line Makers; Information Storage Systems; Lasers and Optical Instrument Manufacturing; Machine Vision and Quality Control Manufacturing; Manufacturing Industry Software; Microprocessor (MPU) Semiconductors; Monitoring and Control Sensor/Instrument Products; Multi-Industry-Specific Factory Machinery Makers; Multi-Tactic Enterprise Solutions Consulting; Network Administration Software; Network Design and Implementation Consulting; Network Security Software; Operating Systems Software; Other Automation Support Product Manufacturing; Other Communications Semiconductors; Other Design and Engineering Software; Other Memory Semiconductors; Other Network Software; Other Nonvolatile Memory Semiconductors; Other Processor Semiconductors; Other Test and Measurement Equipment; Peripheral Semiconductors; Power, Control and Mixed Signal Semiconductors; Programmable Logic Device Semiconductors; RF Analog and Mixed Signal Semiconductors; Security and Management Consulting; Smart Grid Technology and Smart Meter Products; Software Design and Engineering Consulting; Solid Waste Recycling Equipment Manufacturing; Specialty Analog and Mixed Signal Semiconductors; Supply Chain ERP Software; Virtual Reality Design and Engineering Software; Virtual Reality Equipment; Volatile Memory Semiconductors; and Wireline Equipment.
In addition, a company must have a 3-month median daily trading value greater than $1,000,000 EUR, a company must generate more than 50% of its revenues in the aggregate of the RBICS sectors listed above (“Industry 4.0 Companies”), only the most liquid share class of a multi-share class company will be eligible for inclusion in the Index, and a company must be compliant with the Sustainalytics Global Standards Screening assessment. Global Standards Screening identifies companies that are in violation or are at risk of violating commonly accepted international norms and standards, enshrined in the United Nations Global Compact (UNGC) Principles, the Organisation for Economic Co-operation and Development (OECD) Guidelines for Multinational Enterprises, the UN Guiding Principles on Business and Human Rights (UNGPs, and their underlying conventions. In addition, companies that are involved in the production or sale of controversial weapons are excluded from the Index. The following weapons are considered controversial: anti-personnel mines, biological and chemical weapons, cluster weapons, depleted uranium, nuclear weapons and white phosphorus weapons.
Based on the Index Universe, all eligible securities are weighted proportionally to the free-float market capitalization of the security multiplied by the aggregate revenue exposure of the company related to the RBICS sectors listed above in criteria 1. The components of the Index (“Index Components”) may change over time. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
Selection Day for the Index is performed annually in June and the review cut-off date is the last dissemination day of the preceding month. The Index applies an index cap weighting process as it relates to the Index Components and this process is performed quarterly in March, June, September, and December and is published on the second Friday of each of these months. Each Index Component’s capped weight is derived from the initial weights via an iterative process that seeks to maintain the sum of all weights above 4.5% to 35% of the overall Index with no single weight to exceed 8% of the overall Index. Any excess weights are redistributed from the relevant Index Component(s) to the other Index Components that are not subject to the above cap limitations, proportionally to their current weight in the Index. This process is designed to increase company-level diversification. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Industry 4.0 Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small-capitalization companies. As it relates to the remaining 20% of the Fund’s net assets, the Fund may allocate a portion of the Fund’s net assets to cash and cash equivalents, money market funds, and other short-term instruments. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Adviser uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated
(i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the internet, semiconductor and software industries, and industrials and information technology sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Industry 4.0 Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small-capitalization companies. As it relates to the remaining 20% of the Fund’s net assets, the Fund may allocate a portion of the Fund’s net assets to cash and cash equivalents, money market funds, and other short-term instruments. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Industry 4.0 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Industry 4.0 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

○
Internet Industry Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

○
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

○
Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Industry 4.0 ETF | Concentration Risk, Internet Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○
Internet Industry Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

Themes Industry 4.0 ETF | Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Themes Industry 4.0 ETF | Concentration Risk, Software Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.

Themes Industry 4.0 ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Industry 4.0 ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Industry 4.0 ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Industry 4.0 ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Industry 4.0 ETF | Emerging Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Themes Industry 4.0 ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Industry 4.0 ETF | ESG Investment Risk Member
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ESG Investment Risk. This is the risk that because the Index Provider includes and excludes issuers and assigns weights to issuers in the Index by applying nonfinancial factors, the Fund may underperform the broader equity market or other funds that do or do not use ESG investment criteria. The ESG methodology of the Index will affect the Fund’s exposure to certain companies and sectors and may adversely affect the Fund’s performance depending on whether such companies and sectors are in or out of favor. Although the Index is designed to exclude certain companies that do not meet certain ESG characteristics, there is no assurance that the Index or Fund will be comprised of such securities.

Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain ESG criteria. The subjective value that investors may assign to certain types of ESG characteristics may differ substantially from that of the assessment by the Index Provider or a data provider. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. A company included in the Index may not exhibit positive or favorable ESG characteristics. The companies selected by the Index Provider as demonstrating certain ESG characteristics may not be the same companies selected by other index providers or investment managers as exhibiting those characteristics.
The Index Provider relies on various sources of information regarding an issuer, including information that may be based on assumptions and estimates. ESG information from third-party data providers may be incomplete, inaccurate or unavailable. Neither the Fund nor the Adviser can offer assurances that the Index’s methodology or sources of information will provide an accurate assessment of the issuers of the securities included in the Fund’s Index. The Index Provider uses third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. Data can vary across providers or within industries. ESG standards differ by region and industry, and a company’s ESG practices or the Index Provider’s or data providers’ assessment of a company’s ESG practices may change over time. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective.

Themes Industry 4.0 ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Industry 4.0 ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Industry 4.0 ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Industry 4.0 ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Industry 4.0 ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Industry 4.0 ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Industry 4.0 ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Themes Industry 4.0 ETF | Geographic Risk, Risk Of Investing In Asia Risk Member
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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Themes Industry 4.0 ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Industry 4.0 ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.

Themes Industry 4.0 ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Industry 4.0 ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Industry 4.0 ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Industry 4.0 ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Industry 4.0 ETF | Management Risk Member
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Management Risk. To the extent the Fund uses a representative sampling strategy to obtain exposure to the Index, the Fund’s ability to track the performance of the Index will be contingent on the ability of the Adviser to identify a subset of Index Components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Themes Industry 4.0 ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Industry 4.0 ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Industry 4.0 ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Industry 4.0 ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Industry 4.0 ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Industry 4.0 ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Industry 4.0 ETF | Sector Risk Member
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Industry 4.0 ETF | Sector Risk, Industrials Sector Risk Member
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Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Themes Industry 4.0 ETF | Sector Risk, Information Technology Sector Risk Member
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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Industry 4.0 ETF | Securities Lending Risk Member
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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Industry 4.0 ETF | Small-Capitalization Companies Risk Member
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Industry 4.0 ETF | Thematic Investing Risk Member
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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Industry 4.0 ETF | Tracking Risk Member
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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Industry 4.0 ETF | Valuation Risk Member
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Industry 4.0 ETF | Themes Industry 4.0 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEWW
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Junior Gold Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Junior Gold Miners ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Junior Gold Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies with significant exposure to the gold mining industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the STOXX Global Junior Gold Miners Index, or any successor thereto (the “Index”). The Index is a rules-based equity index developed and maintained by STOXX Ltd. (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to global companies in the small-capitalization segment that are active in the gold mining industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 52 companies with a market capitalization range of between approximately $215 million and $9 billion and a weighted average market capitalization of $595.4 million.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Day (as defined below), fulfill the following requirements: 1) are a part/component of the STOXX World AC Small Cap Index (a free float market capitalization-weighted index designed to measure the performance of small-capitalization companies from developed markets and emerging markets, as determined by the Index Provider, covering approximately 15% of the investable market capitalization, excluding companies based in India, United Arab Emirates, Kuwait, Qatar and Saudia Arabia); 2) have a three month Average Daily Traded Value (ADTV) greater than $1 million; and 3) have 50% or more of revenues generated within the sectors associated with the gold mining theme as defined by the Index Provider based on FactSet Revere Business Industry Classification System (“RBICS”): Other North America Gold Ore Mining, Latin America Gold Ore Mining, Pan-Asia Gold Ore Mining, Other Americas Gold Ore Mining, United States Gold Ore Mining, Australia Gold Ore Mining, South Africa Gold Ore Mining, Rest of Asia Gold Ore Mining, China Gold Ore Mining, Canada Gold Ore Mining, Europe Gold Ore Mining, Southeast Asia Gold Ore Mining, Other Africa Gold Ore Mining, Multinational Gold Ore Mining, Multiple Precious Metals Ore Mining and Russia and CIS Gold Ore Mining; or have a RBICS Focus classification (revenue of 50% or more) in one of these sectors (“Junior Gold Mining Companies”). The revenue threshold is lowered to 45% for existing constituents in order to manage portfolio turnover. The Index aims to have a minimum number of 50 constituents at each review (“Index Components”). If the screening process described above results in being too restrictive, the revenue filter is progressively lowered in steps of 5% for the Index, to a minimum of 30% (25% for current Index Components), until the number of Index Components is equal to or greater than 50. This process allows the Fund to obtain access to companies that are considered diversified players (i.e., a company with revenues greater than 25% but less than 50% in the gold mining industry) and/or market leaders in the gold mining industry.
The companies in the Index are initially weighted by their free float market capitalization. The Index is then capped so that Junior Gold Mining Companies in aggregate weigh a minimum 80% of the Index. In addition, the maximum Index Component weight is no higher than 8% and Index Components with a weight over 4.5% do not exceed 35% in aggregation. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing.
The composition of the Index is ordinarily reviewed once a year in September (“Selection Day”). The weight factors are calculated quarterly in March, June, September, and December. They are published on the second Friday of March, June, September, and December, based on the stocks’ closing prices the preceding Thursday. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Junior Gold Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of mid- and small-capitalization companies from developed and emerging market countries. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the
Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the exploration, gold mining, and metals and mining industries, and the materials sector represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Junior Gold Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of mid- and small-capitalization companies from developed and emerging market countries. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Junior Gold Miners ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Junior Gold Miners ETF | Concentration Risk Member
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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Gold Mining Industry Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of gold mining companies. Investments related to gold are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining companies. Also, gold mining companies are highly dependent on the price of gold bullion and may be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments. Fluctuation in the price of gold may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

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Risks Related to Investing in the Exploration Industry. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

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Risks Related to Investing in the Metals and Mining Industry. Securities in the Fund’s portfolio may be significantly subject to the effects of competitive pressures in the gold mining industry and the price of gold bullion. The price of gold may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Themes Junior Gold Miners ETF | Concentration Risk, Gold Mining Industry Risk Member
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Gold Mining Industry Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of gold mining companies. Investments related to gold are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold mining companies. Also, gold mining companies are highly dependent on the price of gold bullion and may be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments. Fluctuation in the price of gold may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

Themes Junior Gold Miners ETF | Concentration Risk, Risks Related To Investing In The Exploration Industry Risk Member
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Risks Related to Investing in the Exploration Industry. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Themes Junior Gold Miners ETF | Concentration Risk, Risks Related To Investing In The Metals And Mining Industry Risk Member
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Risks Related to Investing in the Metals and Mining Industry. Securities in the Fund’s portfolio may be significantly subject to the effects of competitive pressures in the gold mining industry and the price of gold bullion. The price of gold may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Themes Junior Gold Miners ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Junior Gold Miners ETF | Commodity Price Relationship Risk Member
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Commodity Price Relationship Risk. The Index measures the performance of companies involved in the gold mining industry and not the performance of the price of gold bullion itself. The securities of companies involved in the gold mining industry may under- or over-perform the price of gold bullion over the short-term or the long-term.

Themes Junior Gold Miners ETF | Commodity Risk Member
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Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Themes Junior Gold Miners ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Junior Gold Miners ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Junior Gold Miners ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Junior Gold Miners ETF | Emerging Market Risk Member
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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Themes Junior Gold Miners ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Junior Gold Miners ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Junior Gold Miners ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Junior Gold Miners ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Junior Gold Miners ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Junior Gold Miners ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Junior Gold Miners ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Junior Gold Miners ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

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Risk of Investing in Australia. Securities of issuers located in Australia may be subject to regulatory, political, currency, security, environmental, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund.

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Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.

Themes Junior Gold Miners ETF | Geographic Risk, Risk Of Investing In Australia Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Australia. Securities of issuers located in Australia may be subject to regulatory, political, currency, security, environmental, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund.

Themes Junior Gold Miners ETF | Geographic Risk, Risk Of Investing In Canada Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.

Themes Junior Gold Miners ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Junior Gold Miners ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Junior Gold Miners ETF | Geographic Risk, Risk Of Investing In North America Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Junior Gold Miners ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Junior Gold Miners ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Junior Gold Miners ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Junior Gold Miners ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Junior Gold Miners ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Junior Gold Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Junior Gold Miners ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Junior Gold Miners ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Junior Gold Miners ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Materials Sector Risk. Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the materials sector are at risk for environmental damage and product liability claims. Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

Themes Junior Gold Miners ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Materials Sector Risk. Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the materials sector are at risk for environmental damage and product liability claims. Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

Themes Junior Gold Miners ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Junior Gold Miners ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Junior Gold Miners ETF | Tax Status Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tax Status Risk. The Fund intends to pay dividends each taxable year to enable it to continue to satisfy the distribution requirements necessary to qualify for treatment as a regulated investment company (“RIC”). If the Fund were to distribute to its shareholders less than the minimum amount required for any year, the Fund would become subject to federal income tax for that year on all of its taxable income and recognized gains, even those distributed to its shareholders. In addition, under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may not earn more than 10% of its annual gross income from gains resulting from the sale of commodities and precious metals. This could make it more difficult for the Fund to pursue its investment strategy and maintain qualification as a RIC. In lieu of potential disqualification as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy this income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Themes Junior Gold Miners ETF | Thematic Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Junior Gold Miners ETF | Tracking Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Junior Gold Miners ETF | Valuation Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Junior Gold Miners ETF | Themes Junior Gold Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JRMI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Lithium & Battery Metal Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Lithium & Battery Metal Miners ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes Lithium & Battery Metal Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the mining, exploration, and refining of lithium and battery metals.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 24, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Lithium and Battery Metals Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the mining, exploration, and refining of lithium and battery metals. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 47 companies with a market capitalization range of between approximately $105 million and $73 billion and a weighted average market capitalization of approximately $7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Lithium and Battery Metal Mining Industry”):
A. Lithium and Battery Metals Mining: Companies that derive revenue from lithium, cobalt, nickel, cadmium, vanadium, manganese, and graphite mining and site development.
B. Lithium and Battery Metals Exploration: Companies that derive revenue from the value chain preceding the actual site development and extraction of lithium, cobalt, nickel, cadmium, vanadium, manganese, and graphite ore.
C. Lithium and Battery Metals Refining: Companies that derive revenue from the value chain post mining until product manufacturing, such as refining and other processing of lithium, cobalt, nickel, cadmium, vanadium, manganese, and graphite ore.
D. Lithium and Battery Metals Royalties: Companies that derive revenue from contracts, royalties, etc.
In order to provide an objective measure of the level of exposure of a company to the Lithium and Battery Metal Mining Industry, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Lithium and Battery Metal Mining Industry as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 30% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. The securities from the top 5 companies ranked by their thematic revenue dollar amount from the Lithium and Battery Metal Mining Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
All securities in the Index Universe are selected for the Index (each, an “Index Component”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Lithium and Battery Metal Mining Industry (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Lithium and Battery Metal Mining Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Lithium and Battery Metal Mining Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the Lithium and Battery Metal Mining Industry, the exploration industry, and the materials sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Lithium and Battery Metal Mining Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Lithium & Battery Metal Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Lithium & Battery Metal Miners ETF | Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund also is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Lithium and Battery Metal Mining Industry Risk. Companies involved in the mining and/or production of lithium or other battery metals may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, events related to energy conservation, the success of exploration projects, price fluctuations of traditional and alternative sources of energy, developments in battery and alternative energy technology, the possibility that government subsidies for alternative energy will be eliminated, the possibility that lithium-ion technology is not suitable for widespread adoption, depletion of resources, decreases in demand, over-production, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices, among other factors. Lithium and Battery Metal Mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Securities in the Fund’s portfolio may be significantly subject to the effects of the price of lithium and other battery metals. The price of such metals may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Investments in companies involved in the mining and/ or production of lithium and other battery metals may be speculative and may be subject to greater price volatility than investments in other types of companies.
◦Exploration Industry Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Themes Lithium & Battery Metal Miners ETF | Concentration Risk, Exploration Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Exploration Industry Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.
Themes Lithium & Battery Metal Miners ETF | Concentration Risk, Lithium And Battery Metal Mining Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Lithium and Battery Metal Mining Industry Risk. Companies involved in the mining and/or production of lithium or other battery metals may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, events related to energy conservation, the success of exploration projects, price fluctuations of traditional and alternative sources of energy, developments in battery and alternative energy technology, the possibility that government subsidies for alternative energy will be eliminated, the possibility that lithium-ion technology is not suitable for widespread adoption, depletion of resources, decreases in demand, over-production, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices, among other factors. Lithium and Battery Metal Mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Securities in the Fund’s portfolio may be significantly subject to the effects of the price of lithium and other battery metals. The price of such metals may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Investments in companies involved in the mining and/ or production of lithium and other battery metals may be speculative and may be subject to greater price volatility than investments in other types of companies.
Themes Lithium & Battery Metal Miners ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Lithium & Battery Metal Miners ETF | Commodity Price Relationship Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Commodity Price Relationship Risk. The Index measures the performance of companies involved in the Lithium and Battery Metal Mining Industry and not the performance of the price of lithium and/or other battery metals themselves. The securities of companies involved in the Lithium and Battery Metal Mining Industry may under- or over-perform the price of lithium and/or other battery metals over the short-term or the long-term.
Themes Lithium & Battery Metal Miners ETF | Commodity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, changes in interest rates and monetary and other government policies, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.
Themes Lithium & Battery Metal Miners ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.
Themes Lithium & Battery Metal Miners ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes Lithium & Battery Metal Miners ETF | Depositary Receipts Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.
Themes Lithium & Battery Metal Miners ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes Lithium & Battery Metal Miners ETF | Exposure To Non-Lithium And Battery Metals Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Exposure to Non-Lithium and Battery Metals Markets Risk. Although the Fund invests a large percentage of its assets in the securities of companies that are active in the exploration and/or mining of lithium and other battery metals, these companies may derive a significant percentage of their profits from other business activities including, for example, the production of fertilizers and/or specialty and industrial chemicals. As a result, the performance of these markets and the profits of these companies from such activities may significantly impact the Fund’s performance.
Themes Lithium & Battery Metal Miners ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii)
market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Lithium & Battery Metal Miners ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii)
market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Lithium & Battery Metal Miners ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes Lithium & Battery Metal Miners ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes Lithium & Battery Metal Miners ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes Lithium & Battery Metal Miners ETF | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.
Themes Lithium & Battery Metal Miners ETF | Geographic Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:
◦Risk of Investing in Australia. The economy of Australia is dependent on exports from the energy, agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australia’s economy is also increasingly dependent on its growing service industries. Because the economy of Australia is dependent on the economies of its key trading partners, reduction in spending by any of these trading partners on Australian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australian economy.
◦Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
•Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
•Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The
Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
•Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
◦Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
◦Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Lithium & Battery Metal Miners ETF | Geographic Risk, Risk Of Investing In Australia Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Australia. The economy of Australia is dependent on exports from the energy, agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australia’s economy is also increasingly dependent on its growing service industries. Because the economy of Australia is dependent on the economies of its key trading partners, reduction in spending by any of these trading partners on Australian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australian economy.

Themes Lithium & Battery Metal Miners ETF | Geographic Risk, Risk Of Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
Themes Lithium & Battery Metal Miners ETF | Geographic Risk, Risk Of Investments In China A-Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
Themes Lithium & Battery Metal Miners ETF | Geographic Risk, Stock Connect Programs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The
Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.

Themes Lithium & Battery Metal Miners ETF | Geographic Risk, Tax Risk Of Investments In China A-Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
◦Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
◦Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Lithium & Battery Metal Miners ETF | International Closed Market Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Themes Lithium & Battery Metal Miners ETF | Large-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes Lithium & Battery Metal Miners ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Lithium & Battery Metal Miners ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes Lithium & Battery Metal Miners ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes Lithium & Battery Metal Miners ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes Lithium & Battery Metal Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Lithium & Battery Metal Miners ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes Lithium & Battery Metal Miners ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes Lithium & Battery Metal Miners ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Themes Lithium & Battery Metal Miners ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Themes Lithium & Battery Metal Miners ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes Lithium & Battery Metal Miners ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes Lithium & Battery Metal Miners ETF | Tax Status Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Status Risk. The Fund intends to pay dividends each taxable year to enable it to continue to satisfy the distribution requirements necessary to qualify for treatment as a regulated investment company (“RIC”). If the Fund were to distribute to its shareholders less than the minimum amount required for any year, the Fund would become subject to federal income tax for that year on all of its taxable income and recognized gains, even those distributed to its shareholders. In addition, under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may not earn more than 10% of its annual gross income from gains resulting from the sale of commodities and precious metals. This could make it more difficult for the Fund to pursue its investment strategy and maintain qualification as a RIC. In lieu of potential disqualification as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy this income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
Themes Lithium & Battery Metal Miners ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes Lithium & Battery Metal Miners ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes Lithium & Battery Metal Miners ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.
Themes Lithium & Battery Metal Miners ETF | Themes Lithium & Battery Metal Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LIMI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Themes Natural Monopoly ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Natural Monopoly ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Natural Monopoly ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of global companies which exhibit a strong competitive advantage in their sector.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 13, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
P
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Natural Monopoly Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies in the large- and mid- capitalization segments that exhibit a strong competitive advantage in their respective sector. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 95 companies with a market capitalization range of between approximately $5 billion and $1.3 trillion and a weighted average market capitalization of approximately $137.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS
(Global Benchmark Series) Developed Markets Large & Mid Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of the large- and mid- capitalization segment covering approximately 85% of the free-float market capitalization in the developed markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States); 2) have a minimum Average Daily Value Traded of at least $1 million for new components of the Index (“Index Components”) and $750,000 for current Index Components over the 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period; 3) new (current) Index Components must maintain a volume traded of at least 100,000 (75,000) shares over the 1 month period prior to and including the Selection Day and 600,000 (450,000) shares over the preceding 6 month period prior to and including Selection Day; 4) new (current) Index Components require a Free Float percentage of at least 10% (7.5%) - this requirement is not applicable to new (current) securities that have a Free Float Market Capitalization (shares outstanding for a specific class multiplied by the closing price of the security) of at least $1 billion ($750 million). Free Float represents the share-class specific fraction of the total number of shares of such share class issued that are available for trading; and 5) must have less than 10 non-trading days over the preceding 3 month period prior to and including Selection Day.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by first screening a company for the following fundamental financial metrics: 1) sales; 2) profit margin; 3) profit margin volatility (over 3 years); 4) return on equity; 5) return on equity volatility (over 3 years); 6) inventory/total assets; and 7) intangible assets/total assets. All of these fundamental financial metrics for a company must be available for consideration in order to be considered for the Index. Companies are ranked according to all of these financial metrics using a proprietary methodology with the top 5 companies within each sector being selected for the Index. Sectors are based on FactSet’s Level 2 Sector Classification system and companies included in FactSet’s Miscellaneous Sector are excluded from the Index. In addition, China A Shares are excluded from the Index. On each Selection Day, each Component of the Index (“Index Component”) is assigned a weight that is sector-neutral relative to the free float market capitalization of the Index Universe. Within each sector, the weights of the Index Components are equally distributed. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology.
The Index is rebalanced 7 business days after each Selection Day. “Selection Day” is the last business day in June and December. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.27% for the quarter ended September 30, 2024, and the lowest quarterly return was -2.42% for the quarter ended December 31, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes Natural Monopoly ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Natural Monopoly ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Themes Natural Monopoly ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Natural Monopoly ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Natural Monopoly ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Natural Monopoly ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Natural Monopoly ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Natural Monopoly ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

○
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○
Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

○
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

○
Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Natural Monopoly ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Natural Monopoly ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Natural Monopoly ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Natural Monopoly ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Natural Monopoly ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Natural Monopoly ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

○
Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Natural Monopoly ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Natural Monopoly ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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High Portfolio Turnover Risk. The Fund’s investment strategy may from time-to-time result in high turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund.

Themes Natural Monopoly ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Natural Monopoly ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Natural Monopoly ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Natural Monopoly ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Natural Monopoly ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Natural Monopoly ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Natural Monopoly ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Natural Monopoly ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Natural Monopoly ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Natural Monopoly ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Themes Natural Monopoly ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Natural Monopoly ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Natural Monopoly ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Natural Monopoly ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Natural Monopoly ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Natural Monopoly ETF | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.49%
Since Inception	rr_AverageAnnualReturnSinceInception	20.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes Natural Monopoly ETF | Solactive Natural Monopoly Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive Natural Monopoly Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	15.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes Natural Monopoly ETF | Themes Natural Monopoly ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CZAR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2024	rr_AnnualReturn2024	11.23%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	15.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes Natural Monopoly ETF | Themes Natural Monopoly ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.98%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Themes Natural Monopoly ETF | Themes Natural Monopoly ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	11.44%
Themes Renewable Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Renewable Energy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Renewable Energy ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the renewable energy industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Renewable Energy Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free float adjusted, market capitalization weighted index that is designed to provide exposure to companies that have business operations in the renewable energy industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 44 companies with a market capitalization range of between approximately $84 million and $91 billion and a weighted average market capitalization of approximately $12.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) Developed Markets All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of all small-, mid- and large-capitalization companies covering approximately the largest 100% of the free-float market capitalization in Developed Markets (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States), 2) are a part/component of the Solactive GBS Global Markets Renewable Energy All Cap USD Index which consists of companies included in one of the following Index Categories based on their FactSet Revere Business Industry Classification System (“RBICS”) sub-industry classification: wind energy (wind energy equipment manufacturing), solar energy (photovoltaic and solar cells and systems providers), hydrogen power (fuel cell equipment and technology providers, thermal and chemical processing machinery makers), renewable energy equipment and technology (smart grid technology and smart meter products, mixed renewable energy generation manufacturing) and green utilities (wholesale power) (“Renewable Energy Companies”), and 3) have an Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period. Only one share class of each company is eligible for inclusion in the Index Universe. The eligible share class is the share class with the higher minimum Average Daily Value Traded over 1 month and over 6 months prior to and including the Selection Day. Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by ranking all eligible securities based on their free float market capitalization in a descending order and selecting the top 50 securities (if 50 companies are eligible for purchase) for inclusion in the Index (each, an “Index Component”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. “Selection Day” is 20 business days before the Rebalance Day. “Rebalance Day” is the first Wednesday in February, May, August and November.
On each Selection Day, each Index Component is assigned a weight according to free float market capitalization. Then, a weight cap is applied for each Index Component by re-distributing any weight which is larger than 5% to the other Index Component proportionally in an iterative manner. Adjustments to the Index are made on Rebalance Day. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Renewable Energy Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the
Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, issuers in the clean energy industry and the energy and utilities sectors represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Renewable Energy Companies and in ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Renewable Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Renewable Energy ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

○
Clean Energy Industry Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Themes Renewable Energy ETF | Concentration Risk, Clean Energy Industry Risk Member
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Clean Energy Industry Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Themes Renewable Energy ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Renewable Energy ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Renewable Energy ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Renewable Energy ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Renewable Energy ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Renewable Energy ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Renewable Energy ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Renewable Energy ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Renewable Energy ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Renewable Energy ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Renewable Energy ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Renewable Energy ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Renewable Energy ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Renewable Energy ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Renewable Energy ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Renewable Energy ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Renewable Energy ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Renewable Energy ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Renewable Energy ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Renewable Energy ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Renewable Energy ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Renewable Energy ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Renewable Energy ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Renewable Energy ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Renewable Energy ETF | Sector Risk Member
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

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Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Themes Renewable Energy ETF | Sector Risk, Energy Sector Risk Member
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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

Themes Renewable Energy ETF | Sector Risk, Utilities Sector Risk Member
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Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Themes Renewable Energy ETF | Securities Lending Risk Member
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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Renewable Energy ETF | Small-Capitalization Companies Risk Member
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Renewable Energy ETF | Thematic Investing Risk Member
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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Renewable Energy ETF | Tracking Risk Member
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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Renewable Energy ETF | Valuation Risk Member
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Renewable Energy ETF | Themes Renewable Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAMI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Robotics & Automation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Robotics & Automation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Robotics & Automation ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies whose products and services are focused on robotics and automation solutions in an industrial context.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period April 22, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Industrial Robotics & Automation Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies whose products and services are focused on robotics and automation solutions in an industrial context, including those that have business operations in factory automation equipment, semiconductors, industrial machine parts, and programable logic devices. The Index is an equally-weighted index that is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 30 companies with a market capitalization range of between approximately $2 billion and $3.3 trillion and a weighted average market capitalization of approximately $142.7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are listed on an exchange in a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States); 2) have a minimum Average Daily Value Traded of at least $5,000,000 over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for an index component is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period; 3) have a market capitalization of at least $1 billion; 4) have a free float percentage of at least 10%; and 5) are classified in one of the following sectors based on the FactSet Revere Business Industry Classification System (“RBICS”): Factory Automation Equipment; General Semiconductors; Industrial Machine Parts and Support Equipment; Processor Semiconductors; Programmable Logic and ASIC Semiconductors; and Specialized Conductors (“Robotics and Automation Companies”). In order to be classified in one of the above sectors, RBICS requires that the company generate at least 50% of its revenue from that sector.
The Index Provider further screens the Index Universe based on the following criteria in order to determine the components of the Index (“Index Components”). On the Selection Days, Index Components are selected by the Index Provider based on the following rules: 1) Companies with a negative total return over the 12 month period preceding the Selection Day are excluded. The return realized on the Selection Day itself is included in the calculation of the Total Return for each company; 2) All companies are ranked based on their security-level market capitalization in descending order, such that those companies with the highest market capitalization receive the highest rank; and 3) The 30 highest ranking companies are selected as Index Components subject to the constraint that not more than 9 companies from the same industry enter the Index. In a situation where 9 companies from the same industry are already included in the Index and another company from this industry is among the 30 highest-ranking stocks, the next highest-ranking company from another industry is included (if less than 9 stocks from this other industry are included). Should the process above yield less than 30 index members, the following steps are applied: i. The maximum number of stocks from each industry is increased from 9 to any number that allows to select 30 Index Components and, ii. Instead of excluding stocks with a negative 12-month Total Return (as defined above), these companies are eligible to be selected as Index Components. In this case, the security with the smallest negative returns is allowed to be added to the Index first. This process is repeated until 30 Index Components are reached.
The composition of the Index is adjusted quarterly. The composition of the Index is reviewed on the Selection Day and necessary changes are announced. “Selection Day” is the first Friday in January, April, July, and October. Adjustment day is the second Friday in January, April, July and October. On each Adjustment Day each Index Component is weighted equally. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Robotics and Automation Companies and in ADRs and GDRs based on such securities. Index securities include equity securities of companies that have business operations in factory automation equipment, semiconductors, industrial machine parts, and programable logic devices and may include large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies that have business operations in the robotics & artificial intelligence and semiconductor industries, and the information technology and industrials sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Robotics and Automation Companies and in ADRs and GDRs based on such securities. Index securities include equity securities of companies that have business operations in factory automation equipment, semiconductors, industrial machine parts, and programable logic devices and may include large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Robotics & Automation ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Robotics & Automation ETF | Concentration Risk Member
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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Robotics & Artificial Intelligence Industry Risk. Companies involved in, or exposed to, robotics and artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize robotics and artificial intelligence. Further, many companies involved in, or exposed to, robotics and artificial intelligence-related businesses (as determined by the Index Provider) may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in robotics and artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related information privacy and data protection, may have an impact on a company’s products or services. Robotics and artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Robotics and artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Artificial intelligence and robotics technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.

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Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Themes Robotics & Automation ETF | Concentration Risk, Robotics & Artificial Intelligence Industry Risk Member
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Robotics & Artificial Intelligence Industry Risk. Companies involved in, or exposed to, robotics and artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize robotics and artificial intelligence. Further, many companies involved in, or exposed to, robotics and artificial intelligence-related businesses (as determined by the Index Provider) may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in robotics and artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related information privacy and data protection, may have an impact on a company’s products or services. Robotics and artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Robotics and artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Artificial intelligence and robotics technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.

Themes Robotics & Automation ETF | Concentration Risk, Semiconductor Industry Risk Member
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Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Themes Robotics & Automation ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Robotics & Automation ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Robotics & Automation ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Robotics & Automation ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Robotics & Automation ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Robotics & Automation ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Robotics & Automation ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Robotics & Automation ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Robotics & Automation ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Robotics & Automation ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Robotics & Automation ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Robotics & Automation ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Robotics & Automation ETF | Geographic Risk, Hong Kong Risk Member
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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Robotics & Automation ETF | Geographic Risk, Risk Of Investing In Asia Risk Member
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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Themes Robotics & Automation ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Robotics & Automation ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Robotics & Automation ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Robotics & Automation ETF | International Closed Market Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Robotics & Automation ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Robotics & Automation ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Robotics & Automation ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Robotics & Automation ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Robotics & Automation ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Robotics & Automation ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Robotics & Automation ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Robotics & Automation ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Robotics & Automation ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Robotics & Automation ETF | Sector Risk, Industrials Sector Risk Member
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Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Themes Robotics & Automation ETF | Sector Risk, Information Technology Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Robotics & Automation ETF | Securities Lending Risk Member
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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Robotics & Automation ETF | Small-Capitalization Companies Risk Member
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Robotics & Automation ETF | Thematic Investing Risk Member
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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Robotics & Automation ETF | Tracking Risk Member
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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Robotics & Automation ETF | Valuation Risk Member
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Robotics & Automation ETF | Themes Robotics & Automation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOTT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Themes Semiconductors ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Semiconductors ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Semiconductors ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the semiconductor industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Semiconductor Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free-float adjusted, market capitalization weighted index that is designed to provide exposure to companies that have business operations in the semiconductor industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 30 companies with a market capitalization range of between approximately $16 billion and $3.3 trillion and a weighted average market capitalization of approximately $560.3 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) Part/Component of the Solactive GBS (Global Benchmark Series) Global Markets Semiconductor All Cap USD Index GTR; 2) Companies’ primary listing must be on an exchange in a country classified as a developed country according to the Index Provider (Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States – in addition, the Index Provider has included South Korea and Taiwan in its developed country list for purposes of this Index); 3) A company must have a minimum Average Daily Value Traded of at least $1,000,000 over 1 month and over 6 months for companies included in the Index on the Selection Day prior to and including the Selection Day and at least $800,000 for companies that are Index Components on the respective Selection Day. The Average Daily Value Traded for an Index Component is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period; 4) A company must have a free float market capitalization of at least $1 billion for companies that are not Index Components on the respective Selection Day and at least $800 million for companies that are Index Components on the respective Selection Day; 5) Only one share class of each company is eligible for inclusion and it will be the share class with the highest Average Daily Value Traded over 1 month and over 6 months prior to and including the Selection Day; and 6) A company must be classified under one or more of the following industries or subsectors based on FactSet or the FactSet Revere Business Industry Classification System (“RBICS”) and generate at least 50% of their revenue, in the following industries or subsectors: semiconductors (FactSet industry); semiconductor equipment and services (RBICS subsector); and semiconductor manufacturing (RBICS subsector)(“Semiconductor Companies”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The components of the Index may change over time. In order to be classified in one of the above industries or subsectors, FactSet and RBICS require that the company generate at least 50% of its revenue from that industry or subsector.
All eligible securities are ranked based on their free float market capitalization in a descending order and the top 30 from the Index Universe are selected for inclusion in the Index (“Index Component”). The maximum weight of the top five Index Components by free float market capitalization is 8% and all other Index Components are capped at 4%. “Selection Day” is 20 business days before rebalance day. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing. Rebalance day is the first Wednesday in February, May, August, and November.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Semiconductor Companies and in ADRs and GDRs based on such securities. Companies classified within the semiconductors industry include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED (light-emitting diode (LED) is a type of display technology that uses backlight to illuminate the pixels) and OLED (organic light-emitting diode (OLED) is a type of display technology that emits its own light in response to an electric current) technology. The semiconductors industry also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the semiconductor Industry and information technology sector. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Semiconductor Companies and in ADRs and GDRs based on such securities. Companies classified within the semiconductors industry include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED (light-emitting diode (LED) is a type of display technology that uses backlight to illuminate the pixels) and OLED (organic light-emitting diode (OLED) is a type of display technology that emits its own light in response to an electric current) technology. The semiconductors industry also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Semiconductors ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Semiconductors ETF | Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers. The stock prices of companies in the semiconductor industry have been and likely will continue to be extremely volatile.

Themes Semiconductors ETF | Concentration Risk, Semiconductor Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers. The stock prices of companies in the semiconductor industry have been and likely will continue to be extremely volatile.

Themes Semiconductors ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Semiconductors ETF | Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Semiconductors ETF | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Semiconductors ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Semiconductors ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Semiconductors ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Semiconductors ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Semiconductors ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Semiconductors ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Semiconductors ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund may invest, within U.S. regulations, in foreign securities. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Semiconductors ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. For example, tensions between the U.S. and China have increased over the past several years in general and, in particular, as it relates to Taiwan. To the extent the Fund continues to invest in securities issued by Taiwanese issuers, the Fund may be subject to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy, its securities market and the overall supply chain for the semiconductor industry. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

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Risk of Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

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Risk of Investing in Taiwan. Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

Themes Semiconductors ETF | Geographic Risk, Hong Kong Risk Member
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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Semiconductors ETF | Geographic Risk, Risk Of Investing In Asia Risk Member
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Risk of Investing in Asia. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Other Asian economies, however, have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including political instability, corruption and regional conflict with neighboring countries. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. For example, tensions between the U.S. and China have increased over the past several years in general and, in particular, as it relates to Taiwan. To the extent the Fund continues to invest in securities issued by Taiwanese issuers, the Fund may be subject to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy, its securities market and the overall supply chain for the semiconductor industry. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

Themes Semiconductors ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Semiconductors ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Semiconductors ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Semiconductors ETF | Geographic Risk, Risk Of Investing In South Korea Risk Member
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Risk of Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

Themes Semiconductors ETF | Geographic Risk, Risk Of Investing In Taiwan Risk Member
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Risk of Investing in Taiwan. Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

Themes Semiconductors ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Semiconductors ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Semiconductors ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Semiconductors ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Semiconductors ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Semiconductors ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Semiconductors ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Semiconductors ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Semiconductors ETF | Sector Risk Member
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Semiconductors ETF | Sector Risk, Information Technology Sector Risk Member
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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes Semiconductors ETF | Securities Lending Risk Member
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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Semiconductors ETF | Thematic Investing Risk Member
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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Semiconductors ETF | Tracking Risk Member
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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Semiconductors ETF | Valuation Risk Member
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Semiconductors ETF | Themes Semiconductors ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NODE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Silver Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Silver Miners ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Silver Miners ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies with significant exposure to the silver mining industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period May 3, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the STOXX Global Silver Mining Index, or any successor thereto (the “Index”). The Index is a rules-based equity index developed and maintained by STOXX Ltd. (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to global companies in the large-, mid- and small- capitalization segments that have significant exposure to the silver mining industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 26 companies with a market capitalization range of between approximately $239 million and $72 billion and a weighted average market capitalization of approximately $53 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Day (as defined below), fulfill the following requirements: 1) are a part/component of the STOXX World
AC All Cap Index (a free float market capitalization-weighted index designed to measure the performance of large-, mid- and small- capitalization companies, as calculated by the Index Provider, that represent the top 85% of the investable market capitalization of each developed and emerging market country included in the Index, excluding companies based in India, United Arab Emirates, Kuwait, Qatar and Saudi Arabia); and 2) have three month Average Daily Traded Value of $0.5 million or more.
The Index Universe is then screened to identify Tier 1 and Tier 2 companies. Tier 1 companies are companies 1) with RBICS Focus of Silver Ore Mining (revenue of 50% or more from the Silver Ore Mining sector), and 2) companies with revenues of 25% or more from the RBICS L6 subindustry of Silver Ore Mining, which companies are ranked by their revenues to the subindustry and included in Tier 1 until there are a maximum of 50 companies in Tier 1. Tier 2 companies are companies that are in the top 40% in terms of market share from Silver Ore Mining not selected as Tier 1 companies and eligible in terms of their Average Daily Traded Value. For this purpose, “market share” is defined by the Index Provider as the percentile ranking of all companies in the Index Universe with at least $1 million dollars in revenue generated within the Silver Ore Mining sector Tier 1 and Tier 2 Companies are included in the Index (“Index Components”).
The Index Components are initially weighted by their free float market capitalization. The Index is then capped so that High Exposure Silver Mining Companies weigh in aggregate a minimum of 80% of the Index. “High Exposure Silver Mining Companies” are defined as those with revenues of 50% or more from the RBICS L6 subindustry of Silver Ore Mining, companies with RBICS Focus of Silver Ore Mining (i.e., revenue of 50% or more from the Silver Ore Mining sector), or companies that rank in the top 10 in terms of market share (as defined above) from Silver Ore Mining as identified by the Index Provider. In addition, the maximum Index Component weight is no higher than 10% and companies with a weight over 4.5% do not exceed 45% in aggregation. Tier 2 companies, in aggregate, are capped at 30% of the Index. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing.
The composition of the Index is ordinarily reviewed once a year in September (“Selection Day”). The Index Component weight factors are calculated quarterly in March, June, September, and December. They are published on the second Friday of March, June, September, and December, based on the stocks’ closing prices the preceding Thursday. The determination of the Index Universe and the selection of the Index Components of the Index is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of High Exposure Silver Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small- capitalization companies from developed and emerging market countries. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, companies in the exploration, metals and mining, and silver mining industries and the materials sector represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of High Exposure Silver Mining Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small- capitalization companies from developed and emerging market countries. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Silver Miners ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Silver Miners ETF | Concentration Risk Member
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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Risks Related to Investing in the Exploration Industry. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

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Risks Related to Investing in the Metals and Mining Industry. Securities in the Fund’s portfolio may be significantly subject to the effects of competitive pressures in the silver mining industry and the price of silver bullion. The price of silver may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Themes Silver Miners ETF | Concentration Risk, Risks Related To Investing In The Exploration Industry Risk Member
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Risks Related to Investing in the Exploration Industry. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Themes Silver Miners ETF | Concentration Risk, Risks Related To Investing In The Metals And Mining Industry Risk Member
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Risks Related to Investing in the Metals and Mining Industry. Securities in the Fund’s portfolio may be significantly subject to the effects of competitive pressures in the silver mining industry and the price of silver bullion. The price of silver may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Themes Silver Miners ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Silver Miners ETF | Commodity Price Relationship Risk Member
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Commodity Price Relationship Risk. The Index measures the performance of companies involved in the silver mining industry and not the performance of the price of silver bullion itself. The securities of companies involved in the silver mining industry may under- or over-perform the price of silver bullion over the short-term or the long-term.

Themes Silver Miners ETF | Commodity Risk Member
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Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Themes Silver Miners ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Silver Miners ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Silver Miners ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Silver Miners ETF | Emerging Market Risk Member
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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Themes Silver Miners ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Silver Miners ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Silver Miners ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Silver Miners ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Silver Miners ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Silver Miners ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Silver Miners ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Silver Miners ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.

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Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Silver Miners ETF | Geographic Risk, Hong Kong Risk Member
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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Silver Miners ETF | Geographic Risk, Risk Of Investing In Canada Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Canada. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Any trade policy changes by the United States, China or the European Union which reduced Canada's ability to trade with such regions could therefore have significant impact on the Canadian economy. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of the Fund’s Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index. Developments in the United States, including the imposition of tariffs by the United States, may have implications for the trade arrangements among the United States and Canada, which could negatively affect the value of securities held by the Fund.

Themes Silver Miners ETF | Geographic Risk, Risk Of Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.
Themes Silver Miners ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Silver Miners ETF | Geographic Risk, Risk Of Investing In North America Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Silver Miners ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Silver Miners ETF | Large-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Silver Miners ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Silver Miners ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Silver Miners ETF | New Adviser Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Silver Miners ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Silver Miners ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Silver Miners ETF | Operational Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Silver Miners ETF | Passive Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Silver Miners ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Materials Sector Risk. Companies in the materials sector are affected by commodity price volatility, exchange rates, import controls and worldwide competition. At times, worldwide production of industrial materials has exceeded demand, leading to poor investment returns or outright losses. Issuers in the materials sector are at risk of depletion of resources, technological progress, labor relations, governmental regulations and environmental damage and product liability claims.

Themes Silver Miners ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Materials Sector Risk. Companies in the materials sector are affected by commodity price volatility, exchange rates, import controls and worldwide competition. At times, worldwide production of industrial materials has exceeded demand, leading to poor investment returns or outright losses. Issuers in the materials sector are at risk of depletion of resources, technological progress, labor relations, governmental regulations and environmental damage and product liability claims.

Themes Silver Miners ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Silver Miners ETF | Small-Capitalization Companies Risk Member
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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Silver Miners ETF | Tax Status Risk Member
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Tax Status Risk. The Fund intends to pay dividends each taxable year to enable it to continue to satisfy the distribution requirements necessary to qualify for treatment as a regulated investment company (“RIC”). If the Fund were to distribute to its shareholders less than the minimum amount required for any year, the Fund would become subject to federal income tax for that year on all of its taxable income and recognized gains, even those distributed to its shareholders. In addition, under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may not earn more than 10% of its annual gross income from gains resulting from the sale of commodities and precious metals. This could make it more difficult for the Fund to pursue its investment strategy and maintain qualification as a RIC. In lieu of potential disqualification as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy this income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Themes Silver Miners ETF | Thematic Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Silver Miners ETF | Tracking Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Silver Miners ETF | Valuation Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Silver Miners ETF | Themes Silver Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AGMI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Themes Solar Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Solar Energy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Solar Energy ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies with significant exposure to the Solar energy distribution and related manufacturing industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the STOXX Global Solar Energy Index, or any successor thereto (the “Index”). The Index is a rules-based equity index developed and maintained by STOXX Ltd. (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to global companies in the large- mid- and small- capitalization segments that are active in the Solar energy distribution and related manufacturing industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 52 companies with a market capitalization range of between approximately $595 million and $19 billion and a weighted average market capitalization of approximately $907 million.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Day (as defined below), fulfill the following requirements: 1) are a part/component of the STOXX World AC All Cap Index (a free float market capitalization-weighted index designed to measure the performance of large-, mid- and small- capitalization companies, as calculated by the Index Provider, that represent the top 85% of the investable market capitalization of each developed and emerging market country included in the index, excluding companies based in India, United Arab Emirates, Kuwait, Qatar and Saudi Arabia); 2) have free-float market capitalization greater than $100 million; 3) have a three month Average Daily Traded Value (ADTV) greater than $1 million; and 4) have 50% or more of revenues generated within the sectors associated with the solar energy theme as defined by the Index Provider based on the FactSet Revere Business Industry Classification System (“RBICS”): China Solar Wholesale Power, United States Solar Wholesale Power, Canada Solar Wholesale Power, Latin America Solar Wholesale Power, Europe Solar Wholesale Power, Middle East and Africa Solar Wholesale Power, Other Asia/Pacific Solar Wholesale Power, Photovoltaic and Solar Cells and Systems Providers, and Alternative Energy Infrastructure Construction; or have a RBICS Focus classification (revenue of 50% or more) in one of these sectors (“Solar Energy Companies”). The Index aims to have a minimum number of 50 constituents at each review (“Index Components”). If the screening process described above results in being too restrictive, the revenue filter is progressively lowered in steps of 5% for the Index, to a minimum of 30% (25% for current Index Components), until the number of constituents is equal to or greater than 50. This process allows the Fund to obtain access to companies that are considered diversified players (i.e., a company with revenues greater than 25% but less than 50% in the solar energy distribution and related manufacturing industry) and/or absolute market leaders in the solar energy distribution and related manufacturing industry. The revenue threshold is lowered to 45% for existing Index Components in order to manage portfolio turnover.
The Index Components are initially weighted by their free float market capitalization. The Index is then capped so that Solar Energy Companies in aggregate weigh a minimum 80% of the Index. In addition, the maximum Index Component weight is no higher than 10% and Index Components with a weight over 4.5% do not exceed 45% in aggregation. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing.
The composition of the Index is ordinarily reviewed once a year in September (“Selection Day”). The Index Component weight factors are calculated quarterly in March, June, September, and December. They are published on the second Friday of March, June, September, and December, based on the stocks’ closing prices the preceding Thursday. The determination of the Index Universe and the selection of Index Components of the Index is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts(“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Solar Energy Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small- capitalization companies from developed and emerging market countries. The Fund’s 80% Polices are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, the solar energy distribution and related manufacturing industry and energy and utilities sectors represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts(“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Solar Energy Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small- capitalization companies from developed and emerging market countries. The Fund’s 80% Polices are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Solar Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Solar Energy ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Risk of Investing in the Solar Energy Industry. The value of stocks that comprise the solar energy industry and the prices of energy may decline. The solar energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. This industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, tax incentives, subsidies and other government regulations and policies. Companies in this industry may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources, technological developments and labor relations. Recently, the price of oil has declined significantly and experienced significant volatility, which may materially impact companies operating in the solar energy industry. Shares of companies involved in the solar energy industry have historically been more volatile than shares of companies operating in more established industries.

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Clean Energy Industry Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Themes Solar Energy ETF | Concentration Risk, Clean Energy Industry Risk Member
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Clean Energy Industry Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Themes Solar Energy ETF | Concentration Risk, Risk Of Investing In The Solar Energy Industry Risk Member
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Risk of Investing in the Solar Energy Industry. The value of stocks that comprise the solar energy industry and the prices of energy may decline. The solar energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. This industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, tax incentives, subsidies and other government regulations and policies. Companies in this industry may be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, availability of certain inputs and materials required for production, depletion of resources, technological developments and labor relations. Recently, the price of oil has declined significantly and experienced significant volatility, which may materially impact companies operating in the solar energy industry. Shares of companies involved in the solar energy industry have historically been more volatile than shares of companies operating in more established industries.

Themes Solar Energy ETF | Calculation Methodology Risk Member
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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Solar Energy ETF | Currency Risk Member
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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Solar Energy ETF | Cybersecurity Risk Member
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Solar Energy ETF | Depositary Receipts Risk Member
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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Solar Energy ETF | Emerging Market Risk Member
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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Themes Solar Energy ETF | Equity Market Risk Member
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Solar Energy ETF | ETF Risks Member
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●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Solar Energy ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Solar Energy ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Solar Energy ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Solar Energy ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Solar Energy ETF | Foreign Securities Risk Member
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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Solar Energy ETF | Geographic Risk Member
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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.

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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

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Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Solar Energy ETF | Geographic Risk, Hong Kong Risk Member
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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Solar Energy ETF | Geographic Risk, Risk Of Investing In China Risk Member
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Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.
Themes Solar Energy ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Solar Energy ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
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Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Solar Energy ETF | Geographic Risk, Risk Of Investing In North America Risk Member
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Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Solar Energy ETF | International Closed Market Trading Risk Member
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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Solar Energy ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Solar Energy ETF | Liquidity Risk Member
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Solar Energy ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Solar Energy ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Solar Energy ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Solar Energy ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Solar Energy ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Solar Energy ETF | Sector Risk Member
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

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Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Themes Solar Energy ETF | Sector Risk, Energy Sector Risk Member
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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

Themes Solar Energy ETF | Sector Risk, Utilities Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Themes Solar Energy ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Solar Energy ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Solar Energy ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Solar Energy ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Solar Energy ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Solar Energy ETF | Themes Solar Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SOLP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Transatlantic Defense ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Transatlantic Defense ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes Transatlantic Defense ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies from North Atlantic Treaty Organization (“NATO”) member countries that have business operations in the aerospace and defense industry.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Transatlantic Aerospace and Defense Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the aerospace and defense industry and are headquartered in a country that is a member of NATO. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 64 companies with a market capitalization range of between approximately $170 million and $154 billion and a weighted average market capitalization of approximately $59.7 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) Global Markets All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization companies covering approximately the largest 100% of the free-float market capitalization in global markets, 2) have a FactSet industry classification of Aerospace and Defense, and (3) must be headquartered in a country that is a member of NATO and has been so for at least three months (collectively, “Transatlantic Defense Companies”). In order to be classified in the Aerospace and Defense industry, FactSet requires that the company generate at least 50% of its revenue from that industry. FactSet’s Aerospace and Defense industry group consists of companies engaged in either the manufacturing of aircraft, aircraft parts, and aircraft accessories, or in the design and manufacturing of equipment for use by government and military personnel, including weapons systems and services, missiles and military navigational systems.
In addition, companies included in the Index Universe must have an Average Daily Value Traded of at least $1 million over 1 month and over 6 months prior to and including the Selection Day. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period. Only one share class of each company is eligible for inclusion in the Index Universe. The eligible share class is the share class with the higher minimum Average Daily Value Traded over 1 month and over 6 months prior to and including the Selection Day. All companies in the Index Universe are included in the Index (each, an “Index Component”). The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. “Selection Day” is 20 business days before the Rebalance Day. “Rebalance Day” is the first Wednesday in February, May, August and November.
On each Selection Day, each Index Component is assigned a weight according to its free float market capitalization subject to the following constraints: the maximum weight of an Index Component is 8%, the minimum weight of an Index Component is 0.05%, and the aggregate weight of the Index Components weighted above 4.5% is capped at 45%. The remaining companies are capped at 4.5%. The excess weight that results from implementing these constraints is redistributed proportionally in an iterative manner, such that none of the above constraints are breached.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Transatlantic Defense Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, issuers in the Aerospace and Defense industry and the industrials sector represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Fund is not endorsed by NATO and is not affiliated with or in any way related to NATO.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Transatlantic Defense Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Transatlantic Defense ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Transatlantic Defense ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant risks inherent in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Themes Transatlantic Defense ETF | Concentration Risk, Aerospace And Defense Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant risks inherent in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.
Themes Transatlantic Defense ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes Transatlantic Defense ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.
Themes Transatlantic Defense ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes Transatlantic Defense ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Investments in depositary receipts (e.g., ADRs and GDRs) involve risks similar to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.
Themes Transatlantic Defense ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes Transatlantic Defense ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the
Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Transatlantic Defense ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes Transatlantic Defense ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes Transatlantic Defense ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes Transatlantic Defense ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the
Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Transatlantic Defense ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. Shareholders may lose money due to political, economic and geographic events affecting a foreign issuer or market.
Themes Transatlantic Defense ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.
◦Risk of Investing in Developed Markets. The Fund’s investments in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
◦Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.
Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund.
◦Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among the U.S., Canada and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Transatlantic Defense ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Developed Markets. The Fund’s investments in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Themes Transatlantic Defense ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.
Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund.

Themes Transatlantic Defense ETF | Geographic Risk, Risk Of Investing In North America Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among the U.S., Canada and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.
Themes Transatlantic Defense ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Themes Transatlantic Defense ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes Transatlantic Defense ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.
Themes Transatlantic Defense ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes Transatlantic Defense ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes Transatlantic Defense ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes Transatlantic Defense ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Transatlantic Defense ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes Transatlantic Defense ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes Transatlantic Defense ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Themes Transatlantic Defense ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.
Themes Transatlantic Defense ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes Transatlantic Defense ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes Transatlantic Defense ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes Transatlantic Defense ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes Transatlantic Defense ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Transatlantic Defense ETF | Themes Transatlantic Defense ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NATO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Uranium & Nuclear ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Uranium & Nuclear ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes Uranium & Nuclear ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that derive significant revenues from the uranium and nuclear industries.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 24, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the BITA Global Uranium & Nuclear Select NTR Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by BITA GmbH (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies publicly listed on recognized, global exchanges that derive significant revenues from the uranium and nuclear industries. Specifically, the uranium industry includes downstream and upstream operations such as exploration and refining, as well as uranium trading and finance. The nuclear industry encompasses materials, equipment, technology, and enabling infrastructure, as well as the generation and distribution of nuclear energy. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 37 companies with a market capitalization range of between approximately $122 million and $87 billion and a weighted average market capitalization of approximately $24.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” that is composed of global, publicly listed securities, issued by companies with products, services and activities classified in the following areas or subthemes by the Index Provider (the “Uranium and Nuclear Industries”):
A. Upstream Uranium: Companies that derive revenue from uranium mining and exploration.
B. Downstream Uranium: Companies that derive revenue from uranium refining and processing, product manufacturing, recycling, as well as enrichment and conversion processes.
C. Uranium Trading and Finance: Companies that derive revenue through financial activities within the uranium industry, such as trading, investing, and royalties.
D. Nuclear Materials: Companies that derive revenue from the development of nuclear fuel materials.
E. Nuclear Equipment and Technology: Companies that derive revenue from provision of transportation and security equipment for nuclear materials, radiation control equipment, installations for nuclear plant control centers, and equipment related to nuclear plant power generation.
F. Nuclear Infrastructure: Companies that derive revenue from nuclear plant construction and engineering, the establishment of nuclear waste disposal facilities, operation of nuclear fuel enrichment installations, and involvement in nuclear power plant water management, including equipment provision.
G. Nuclear Energy: Companies that derive revenue from nuclear energy generation and distribution.
In order to provide an objective measure of the level of exposure of a company to the Uranium and Nuclear Industries, the Index Provider has developed an objective score, called the BITA Thematic Exposure Score. Revenue-based Thematic Exposure Scores are determined through an in-depth analysis of a company’s business footprint via the collection of publicly available data provided by the company in regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, as well as credible news sources. A company’s total Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from the Uranium and Nuclear Industries as a proportion of the company’s total revenue.
Companies must meet each of the following requirements to be included in the Index Universe:
Thematic requirement: Companies included in the Index Universe must first fulfill one of the following two requirements:
1) Thematic exposure (purity leaders): a Thematic Exposure Score equal to or greater than 30% of their total revenue, or
2) Thematic revenue dollars (revenue leaders): The thematic revenue dollar amount for each company is determined by taking the company’s total revenue and multiplying it by its Thematic Exposure Score. Securities from the top 5 companies ranked by their thematic revenue dollar amount from the Uranium Industry and securities from the top 5 companies ranked by their thematic revenue dollar amount from the Nuclear Industry are chosen for inclusion in the Index Universe.
Country requirement: Securities of companies from India, Indonesia, Malaysia, Philippines, Russia, South Korea, Sri Lanka, Thailand, Vietnam, and Zimbabwe, as determined by the Index Provider, are excluded from the Index.
Exchange requirement: Only securities listed on eligible exchanges, as determined by the Index Provider, will be included.
Minimum size requirement: Securities of companies with a market capitalization below $100 million are excluded.
Minimum liquidity requirement: Securities of companies with a 3-month Average Daily Value Traded below $100,000 are excluded. The Average Daily Traded Value of a security is the sum of the daily traded value (the product of the closing price and the number of shares traded that day) over a specified period divided by the number of trading days over that specified period.
All securities in the Index Universe are selected for the Index (each, an “Index Component”). If a company has more than one share class that qualifies for membership on a stand-alone basis in the Index Universe, only the highest ranked share class will be included, as ranked by its 3-month Average Daily Value Traded. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index is rebalanced quarterly.
On Determination Day (defined below), Index Components are weighted based on free float market capitalization modified by thematic exposure using a proprietary algorithm developed by the Index Provider. The initial weights of each Index Component are reviewed and adjusted (if required) through a liquidity optimization process that limits single day trading to 25% of value traded for any Index Component given a theoretical $25,000,000 inflow. The weights of each Index Component cannot exceed 10% of the total Index weight. The cumulative weight of all Index Components representing more than 4.5% of the Index cannot exceed 45% of the total Index weight. The weights in excess are redistributed proportionally among the rest of the uncapped Index Components. The sum of the weights of all Index Components in countries that are classified as an emerging market country by the Index Provider is capped at 40% of the total Index weight. If the sum is greater than 40%, the weights of all emerging market Index Components are reduced proportionally until they sum to 40%. The weights in excess are redistributed proportionally among the uncapped developed market Index Components. After the above capping constraints have been satisfied, the weights of all Index Components are subject to a floor of 0.1%.
After the capping and flooring conditions outlined above are satisfied, a group floor is implemented such that the Index has at least 80% of its total weight allocated into securities issued by companies that either i) have a Thematic Exposure of equal to or greater than 50% of their total revenue to the Uranium or Nuclear Industries, or ii) are ranked within the top 5 positions according to their Thematic Revenue Dollar Amount from the Uranium or Nuclear Industries (collectively, the “Thematic Exposure Flooring”). In cases where the Thematic Exposure Flooring cannot be satisfied (i.e. the 80% minimum weight threshold is not achieved), the Thematic Revenue Dollar Amount ranking threshold is relaxed so the companies within the top 10 positions in the ranking satisfy the Thematic Exposure Flooring. Companies fulfilling the Thematic Exposure Flooring requirements are defined as “Uranium Companies” or “Nuclear Companies.”
The Index is reconstituted and rebalanced quarterly in March, June, September, and December at the Close of Business (COB) on the 3rd Friday of the rebalancing month after market close. The Determination Day for ordinary adjustments occurs at the COB on the 1st Friday of the rebalancing/reconstitution month.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Uranium Companies and Nuclear Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements or sanctions imposed by the U.S. government) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the Uranium and Nuclear Industries, the oil, gas and consumable fuels industry, the exploration industry, and the energy, materials and utilities sectors. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Uranium Companies and Nuclear Companies and ADRs and GDRs based on such securities. The Index may include securities of large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Uranium & Nuclear ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Uranium & Nuclear ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund also is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Exploration Industry Risk. The exploration and development of mineral deposits involves significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.
◦Nuclear Industry Risk. Nuclear Companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts or terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in the case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, Nuclear Companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of Nuclear Companies may decline with a corresponding impact on earnings. Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.
◦Oil, Gas and Consumable Fuels Industry Risk. The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this industry are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.
◦Uranium Industry Risk. Uranium Companies may be significantly subject to the effects of competitive pressures in the uranium business and the price of uranium. The price of uranium may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions and political stability. The price of uranium may fluctuate substantially over short periods of time and the Fund’s share price may therefore be more volatile than other types of investments. In addition, Uranium Companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, mandated expenditures for safety and pollution control devices, political and economic conditions in uranium producing and consuming countries, and uranium production levels and costs of production. The primary demand for uranium is from the nuclear energy industry, which uses uranium as fuel for nuclear power plants. Demand for nuclear energy may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials.

Themes Uranium & Nuclear ETF | Concentration Risk, Exploration Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Exploration Industry Risk. The exploration and development of mineral deposits involves significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.
Themes Uranium & Nuclear ETF | Concentration Risk, Nuclear Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Nuclear Industry Risk. Nuclear Companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts or terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in the case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, Nuclear Companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of Nuclear Companies may decline with a corresponding impact on earnings. Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate.

Themes Uranium & Nuclear ETF | Concentration Risk, Oil, Gas And Consumable Fuels Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Oil, Gas and Consumable Fuels Industry Risk. The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this industry are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.
Themes Uranium & Nuclear ETF | Concentration Risk, Uranium Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Uranium Industry Risk. Uranium Companies may be significantly subject to the effects of competitive pressures in the uranium business and the price of uranium. The price of uranium may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions and political stability. The price of uranium may fluctuate substantially over short periods of time and the Fund’s share price may therefore be more volatile than other types of investments. In addition, Uranium Companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, mandated expenditures for safety and pollution control devices, political and economic conditions in uranium producing and consuming countries, and uranium production levels and costs of production. The primary demand for uranium is from the nuclear energy industry, which uses uranium as fuel for nuclear power plants. Demand for nuclear energy may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials.
Themes Uranium & Nuclear ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes Uranium & Nuclear ETF | Commodity Price Relationship Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Commodity Price Relationship Risk. The Index measures the performance of companies involved in the Uranium Industry and not the performance of the price of uranium itself. The securities of companies involved in the Uranium Industry may under- or over-perform the price of uranium over the short-term or the long-term.
Themes Uranium & Nuclear ETF | Commodity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, changes in interest rates and monetary and other government policies, market events, war, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies. Securities of companies held by the Fund that are dependent on a single commodity, or are concentrated on a single commodity sector, may typically exhibit even higher volatility attributable to commodity prices.
Themes Uranium & Nuclear ETF | Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Uranium & Nuclear ETF | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes Uranium & Nuclear ETF | Depositary Receipts Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. The Fund may invest in depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.
Themes Uranium & Nuclear ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes Uranium & Nuclear ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Uranium & Nuclear ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes Uranium & Nuclear ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes Uranium & Nuclear ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes Uranium & Nuclear ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Uranium & Nuclear ETF | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.
Themes Uranium & Nuclear ETF | Geographic Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:
◦Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
•Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
•Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
•Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
•Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
•Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Themes Uranium & Nuclear ETF | Geographic Risk, Risk Of Investing In China Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in Chinese companies or the U.S. government restricts investments by U.S. investors in China. There may be companies included in the Index that have at times been, and may in the future be, subject to such restrictions. These recent developments have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Market volatility and volatility in the price of Fund shares may also result.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, such as those mandated by the Holding Foreign Companies Accountable Act (HFCAA), which would significantly decrease the liquidity and value of the securities. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

Themes Uranium & Nuclear ETF | Geographic Risk, Risk Of Investments In China A-Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investments in China A-Shares. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.
Themes Uranium & Nuclear ETF | Geographic Risk, Stock Connect Programs Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Stock Connect Programs Risk. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). The Stock Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.
Themes Uranium & Nuclear ETF | Geographic Risk, Tax Risk Of Investments In China A-Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Tax Risk of Investments in China A-Shares. The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, China has implemented a number of tax reforms in recent years, including value added tax reform, and may continue to amend or revise existing Chinese tax laws in the future. The Fund’s investments in securities issued by Chinese companies, including A-Shares, may cause the Fund to become subject to withholding income tax and other taxes imposed by China. Changes in applicable Chinese tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in China in which the Fund invests and could result in unexpected tax liabilities for the Fund. Any such changes could have an adverse impact on Fund performance.
Themes Uranium & Nuclear ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Uranium & Nuclear ETF | Geographic Risk, Risk Of Investing In Emerging Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Emerging Markets. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
Themes Uranium & Nuclear ETF | International Closed Market Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Themes Uranium & Nuclear ETF | Large-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes Uranium & Nuclear ETF | Liquidity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.
Themes Uranium & Nuclear ETF | Mid-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes Uranium & Nuclear ETF | New Adviser Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes Uranium & Nuclear ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes Uranium & Nuclear ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Uranium & Nuclear ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes Uranium & Nuclear ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes Uranium & Nuclear ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business. Actions taken by central governments may dramatically impact supply and demand forces that influence energy prices, resulting in sudden decreases in value for companies in the energy sector.
◦Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.
◦Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Themes Uranium & Nuclear ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business. Actions taken by central governments may dramatically impact supply and demand forces that influence energy prices, resulting in sudden decreases in value for companies in the energy sector.
Themes Uranium & Nuclear ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.
Themes Uranium & Nuclear ETF | Sector Risk, Utilities Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.
Themes Uranium & Nuclear ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Uranium & Nuclear ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes Uranium & Nuclear ETF | Tax Status Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tax Status Risk. The Fund intends to pay dividends each taxable year to enable it to continue to satisfy the distribution requirements necessary to qualify for treatment as a regulated investment company (“RIC”). If the Fund were to distribute to its shareholders less than the minimum amount required for any year, the Fund would become subject to federal income tax for that year on all of its taxable income and recognized gains, even those distributed to its shareholders. In addition, under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may not earn more than 10% of its annual gross income from gains resulting from the sale of commodities and precious metals. This could make it more difficult for the Fund to pursue its investment strategy and maintain qualification as a RIC. In lieu of potential disqualification as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy this income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
Themes Uranium & Nuclear ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes Uranium & Nuclear ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes Uranium & Nuclear ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.
Themes Uranium & Nuclear ETF | Themes Uranium & Nuclear ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	URAN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Themes US BuyBack Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US BuyBack Champions ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes US BuyBack Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of United States (“US”) companies that exhibit a high share buyback pace.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive United States BuyBack Champions Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to large-, mid- and small-capitalization U.S. companies that exhibit a high share buyback pace. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 101 companies with a market capitalization range of between approximately $642 million and $348 billion and a weighted average market capitalization of approximately $23.9 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), are members of the Solactive GBS (Global Benchmark Series) United States Investable Universe Index (an index developed and maintained by the Index Provider that intends to track the performance of the investable universe covering approximately 99% of the free-float market capitalization in the US). Based on the Index Universe, the initial composition of the Index as well as any selection for an ordinary rebalance is determined on the Selection Day in accordance with the following rules: 1) companies must have reduced their number of shares outstanding at least by 5% due to share buybacks during the past year; 2) must have had positive cash flow annually for the last three years; 3) must have an Average Daily Value Traded of at least $500,000; and 4) if multiple share classes of a company are included in the Index Universe, only the primary share class is eligible for the Index. A share buyback is when a company buys back company shares that were previously sold to the public and cancels them. Buybacks shrink a company’s number of outstanding shares, which improves earnings and cash flow per share. The Average Daily Value Traded for a security is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period. All eligible securities are then ranked according to their market capitalization and only the 100 largest companies are selected for the Index (each, an “Index Component”).
On each Selection Day, each Index Component is assigned a weight based on its buyback yield. Buyback yield is the amount of cash paid by a company for buying back its common shares over the past year, divided by its market capitalization at the beginning of the buyback period.
The Index is adjusted on the Rebalance Day which is 7 days after the Selection Day. “Selection Day” is the last business day in March, June, September, and December. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The country classification of a company (i.e., as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US companies. The Index may include securities of large-, mid-, and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US companies. The Index may include securities of large-, mid-, and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes US BuyBack Champions ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US BuyBack Champions ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Themes US BuyBack Champions ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes US BuyBack Champions ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes US BuyBack Champions ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes US BuyBack Champions ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US BuyBack Champions ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes US BuyBack Champions ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes US BuyBack Champions ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes US BuyBack Champions ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes US BuyBack Champions ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes US BuyBack Champions ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes US BuyBack Champions ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes US BuyBack Champions ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes US BuyBack Champions ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes US BuyBack Champions ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes US BuyBack Champions ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes US BuyBack Champions ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Themes US BuyBack Champions ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes US BuyBack Champions ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes US BuyBack Champions ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes US BuyBack Champions ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes US BuyBack Champions ETF | Themes US BuyBack Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUYB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 93
Themes US Capital Stability Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US Capital Stability Champions ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes US Capital Stability Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of United States (“US”) companies that exhibit strong balance sheets and a stable capital base.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US Capital Stability Champions Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to US companies that exhibit strong balance sheets and a stable capital base as determined by the Index Provider. The Index is denominated in US dollars. As of December 31, 2024, the Index was comprised of 50 companies with a market capitalization range of between approximately $2 billion and $1.1 trillion and a weighted average market capitalization of approximately $114.9 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), are a part/component of the Solactive GBS (Global Benchmark Series) United States Large & Mid Cap USD Index - an index developed and maintained by the Index Provider that intends to track the performance of the large- and mid-capitalization segments covering approximately the largest 85% of the free-float market capitalization in the US (the “Parent Index”).
The country classification of a company (i.e. as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by the Index Provider. Companies must fulfill the following criteria, based on their most recently available financial information, to be eligible for the Index: 1) a cash position on its balance sheet of at least $1 billion; 2) net debt (cash minus total debt) must be positive; 3) free cash flow (cash flow from operations less capital expenditures) over the last 12 months must be positive; and 4) only the primary share class of each company is eligible for the Index. All eligible companies are then ranked according to their GFS Quality Factor, as determined by the Index Provider, and the top 50 companies are selected for the Index (“Index Components”). A company’s GFS Quality Factor is calculated by the Index Provider to identify companies that are very profitable while investing conservatively and therefore considered to be quality companies. The determination of the Index Universe and Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
On each Selection Day each Index Component is assigned a weight based on its inverse volatility. To calculate the inverse volatility, the greater of the 1 month and the 12 months trailing price volatilities is inversed. The weights are then determined by dividing the inverse volatility of each Index Component by the sum of the inverse volatility of all Index Components. Afterwards, sector weights are applied. Sector weights are capped at the sector weight +5% and floored at the sector weight -10% of the Parent Index with an absolute sector weight cap of 30%. “Selection Day” is the last business day in March, June, September and December. “Rebalance Day” is seven business days after Selection Day.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Companies. The Index may include securities of large- and mid-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the information technology sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Companies. The Index may include securities of large- and mid-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes US Capital Stability Champions ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US Capital Stability Champions ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Themes US Capital Stability Champions ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information (i.e., a company’s R&D expense information) will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index. There is no guarantee that companies within the Fund’s Investment Universe will continue to report their R&D expenses annually. If a significant number of companies stop reporting their R&D expenses the Fund’s investment strategy may no longer be viable.
Themes US Capital Stability Champions ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes US Capital Stability Champions ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes US Capital Stability Champions ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Capital Stability Champions ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes US Capital Stability Champions ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes US Capital Stability Champions ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes US Capital Stability Champions ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes US Capital Stability Champions ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes US Capital Stability Champions ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes US Capital Stability Champions ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes US Capital Stability Champions ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes US Capital Stability Champions ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes US Capital Stability Champions ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes US Capital Stability Champions ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes US Capital Stability Champions ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes US Capital Stability Champions ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Themes US Capital Stability Champions ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes US Capital Stability Champions ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes US Capital Stability Champions ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes US Capital Stability Champions ETF | Themes US Capital Stability Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BULK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 93
Themes US Cash Flow Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US Cash Flow Champions ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes US Cash Flow Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of U.S. companies with a high cash flow yield.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 13, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US Cash Flow Champions Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free-float adjusted, market capitalization weighted index that is designed to provide exposure to U.S. companies that have a high cash flow yield. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 75 companies with a market capitalization range of between approximately $11 billion and $1.1 trillion and a weighted average market capitalization of approximately $224.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) is a member of the Solactive GBS (Global Benchmark Series) United States Large & Mid Cap Index; and 2) only companies with a positive cash flow yield
(free cash flow/enterprise value) in the last 4 years are eligible. A company’s free cash flow is its cash flow from operations less its capital expenditures, and its enterprise value is its market capitalization plus its debt and less its cash and cash equivalents. All eligible companies are ranked according to next year’s estimated cash flow yield and the top 75 are selected for the Index (each, an “Index Component”). To limit turnover in the Index a buffer rule is included: In case a company is already an Index Component and is ranked within the top 200 the company remains in the Index. Each Index Component is assigned a weight according to its free float market capitalization weight which is capped at 5%. The Index is adjusted on the Rebalance Day which is 7 days after the Selection Day. “Selection Day” is the last business day in March, June, September, and December. The cap represents a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the cap based on market activity and/or timing of Index selection/rebalancing. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The country classification of a company (i.e., as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of U.S. companies. The Index may include securities of large-, mid-, and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the consumer staples and financials sectors. The degree to Ich Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of U.S. companies. The Index may include securities of large-, mid-, and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.82% for the quarter ended March 31, 2024, and the lowest quarterly return was -2.37% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes US Cash Flow Champions ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US Cash Flow Champions ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Themes US Cash Flow Champions ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes US Cash Flow Champions ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes US Cash Flow Champions ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes US Cash Flow Champions ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APps”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APps. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Cash Flow Champions ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Authorized Participants (“APps”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APps. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes US Cash Flow Champions ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes US Cash Flow Champions ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes US Cash Flow Champions ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Cash Flow Champions ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes US Cash Flow Champions ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes US Cash Flow Champions ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes US Cash Flow Champions ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes US Cash Flow Champions ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes US Cash Flow Champions ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes US Cash Flow Champions ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes US Cash Flow Champions ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability. Fads, marketing campaigns, and other factors affecting consumer demand are tied closely to the performance of companies in this sector.

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

Themes US Cash Flow Champions ETF | Sector Risk, Consumer Staples Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability. Fads, marketing campaigns, and other factors affecting consumer demand are tied closely to the performance of companies in this sector.

Themes US Cash Flow Champions ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

Themes US Cash Flow Champions ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Themes US Cash Flow Champions ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes US Cash Flow Champions ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes US Cash Flow Champions ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes US Cash Flow Champions ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes US Cash Flow Champions ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	26.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US Cash Flow Champions ETF | Solactive US Cash Flow Champions Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive US Cash Flow Champions Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.18%
Since Inception	rr_AverageAnnualReturnSinceInception	20.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US Cash Flow Champions ETF | Themes US Cash Flow Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USCF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2024	rr_AnnualReturn2024	17.70%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.70%
Since Inception	rr_AverageAnnualReturnSinceInception	20.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US Cash Flow Champions ETF | Themes US Cash Flow Champions ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.36%
Since Inception	rr_AverageAnnualReturnSinceInception	19.89%
Themes US Cash Flow Champions ETF | Themes US Cash Flow Champions ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	10.70%
Since Inception	rr_AverageAnnualReturnSinceInception	15.41%
Themes US Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes US Infrastructure ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of United States (“US”) companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 12, 2024 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive United States Infrastructure Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to US companies that have business operations involving the building materials, equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 101 companies with a market capitalization range of between approximately $617 million and $175 billion and a weighted average market capitalization of approximately $45.6 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe.” The Index Universe comprises securities of companies that, on Selection Days (as defined below), fulfill the following requirements: (1) are a part/component of the Solactive GBS (Global Benchmark Series) United States All Cap USD Index - an index developed and maintained by the Index Provider that intends to track the performance of small-, mid- and large-capitalization companies covering approximately the largest 100% of the free-float market capitalization in the United States and the Solactive GBS Global Markets Infrastructure All Cap Index (an index developed and maintained by the Index Provider that provides exposure to global companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects); (2) are headquartered in the US (a “US Company”); (3) have free-float market capitalization of at least $100 million; and (4) have a minimum Average Daily Value Traded of at least $1 million over one month and over six months prior to and including the Selection Day. The Average Daily Value Traded is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period. Only one share class of each company is eligible for inclusion in the Index Universe. The eligible share class is the share class with the higher minimum Average Daily Value Traded over 1 month and over 6 months prior to and including the Selection Day.
In order to be a part/component of the Solactive GBS Global Markets Infrastructure All Cap Index and to be included in the Index Universe of the Index, companies must be classified in one of the following index categories based on their FactSet or FactSet Revere Business Industry Classification System (“RBICS”) industry classification: Transportation Infrastructure Construction, Transportation Operators, Telecommunication Infrastructure, Water and Energy Infrastructure, Infrastructure Materials and Components, Infrastructure Construction, or Construction Machinery (“Infrastructure Companies”). In order to be classified in one of the above index categories, FactSet and RBICS require that the company generate at least 50% of its revenue from that category.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by ranking all eligible securities based on their free float market capitalization in a descending order and selecting the top 100 securities (if 100 companies are eligible) for inclusion in the Index (each, an “Index Component”). If less than 100 securities are eligible, all eligible securities are selected as Index Components and the Index will consist of less than 100 securities. “Selection Day” is 20 business days before the Rebalance Day. Rebalance Day is generally the first Wednesday in May and November.
On each Selection Day, each Index Component is assigned a weight according to its free float market capitalization. The maximum weight of an Index Component is capped at 4.5%. Any excess weight is redistributed proportionately in an iterative manner to the other Index Components so that none of them have a weight in excess of 4.5%. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Infrastructure Companies. Such securities may include those large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the infrastructure industry and the industrials and materials sectors. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Infrastructure Companies. Such securities may include those large-, mid- and small-capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes US Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US Infrastructure ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. Similarly, if the Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.
◦Infrastructure Industry Risk. Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products. Infrastructure companies may be subject to significant regulation by various governmental authorities and also may be affected by regulation of rates charged to customers, service interruption due to environmental, operational or other events, the imposition of special tariffs and changes in tax laws and regulatory policies.

Themes US Infrastructure ETF | Concentration Risk, Infrastructure Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Infrastructure Industry Risk. Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products. Infrastructure companies may be subject to significant regulation by various governmental authorities and also may be affected by regulation of rates charged to customers, service interruption due to environmental, operational or other events, the imposition of special tariffs and changes in tax laws and regulatory policies.
Themes US Infrastructure ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes US Infrastructure ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes US Infrastructure ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes US Infrastructure ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Infrastructure ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes US Infrastructure ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes US Infrastructure ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes US Infrastructure ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes US Infrastructure ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes US Infrastructure ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes US Infrastructure ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes US Infrastructure ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes US Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes US Infrastructure ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes US Infrastructure ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes US Infrastructure ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.
◦Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, changes in world events, political and economic conditions and government regulations.

Themes US Infrastructure ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.
Themes US Infrastructure ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, changes in world events, political and economic conditions and government regulations.
Themes US Infrastructure ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes US Infrastructure ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes US Infrastructure ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes US Infrastructure ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes US Infrastructure ETF | Themes US Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HWAY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Themes US Internet ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US Internet ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes US Internet ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index designed to track the performance of companies that are engaged in internet-related business activities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US Internet Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free-float adjusted, market capitalization weighted index that is designed to provide exposure to U.S. companies that are engaged in internet-related businesses. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 60 companies with a market capitalization range of between approximately $3 billion and $2.3 trillion and a weighted average market capitalization of approximately $554.8 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe”. The Index Universe comprises all companies that, on Selection Days (as defined below), fulfill the following requirements: (1) are included in the current selection universe of the Solactive US Broad Market Index (an index developed and maintained by the Index Provider that intends to track the performance of approximately 3,000 of the largest US equities); (2) have minimum free-float market capitalization of $500 million; (3) have a minimum Average Daily Value Traded over the past three months of $2 million. The Average Daily Value Traded for an Index Component is the sum of daily value traded over the specified period divided by the number of trading days that fall in the specified period; and (4) are listed and traded on a national U.S. stock exchange.
The Index Provider further screens the Index Universe for companies that generate a majority (greater than 50%) of their revenue from internet activity, defined as: (1) providing for a) the sale of goods (e.g. retail durables like appliances and non-durables like food and cleaning products), b) the sale of services (e.g. banking, broker, payments or real estate; static or streaming media; travel), or c) social networking (e.g. professional, personal or targeted networking) through an open network (i.e., a network with an open ecosystem designed to share as widely as possible); or (2) providing Internet-related services, including but not limited to a) network communications, b) Internet access, c) Internet infrastructure, d) Internet software, e) Internet search capability, f) web hosting, g) website design, h) cloud computing, or i) e-commerce (“Internet Companies”).
The country classification of a company (i.e., as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
All Internet Companies are ranked based on their free float market capitalization in a descending order and the top 60 Internet Company securities by free float market capitalization are selected for inclusion in the Index (each, and “Index Component”). “Selection Day” is the third business day of January, April, July and October.
On each Selection Day, each Index Component is assigned a weight according to free float market capitalization and adjustment to the Index takes place on the fifth business day after each Selection Day. The weight of individual securities is capped at 10%. Any excess weight is redistributed to the other Index Components that have a weight of less than 10%. This allocation is performed pro-rata based on the free float market capitalization. This is an iterative process until the maximum individual weight of all Index Components is 10%. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing.
The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Internet Companies. Index securities are U.S. exchange traded large-, mid- and small-capitalization equity securities that are classified as Internet Companies by the Index Provider. Internet Companies represent businesses that provide internet-related services, including, but not limited to, internet software, internet search engines, web hosting, website design or internet retail commerce. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the internet industry, and the communications services and information technology sectors. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Internet Companies. Index securities are U.S. exchange traded large-, mid- and small-capitalization equity securities that are classified as Internet Companies by the Index Provider. Internet Companies represent businesses that provide internet-related services, including, but not limited to, internet software, internet search engines, web hosting, website design or internet retail commerce. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes US Internet ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US Internet ETF | Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. Similarly, if the Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

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Internet Industry Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect internet companies, and changing domestic and international demand, research and development costs, availability and price components and product obsolescence also can affect their profitability. Certain companies in the internet-related services industry provide retail services primarily on the internet, through mail order and TV home shopping retailers, and rely heavily on consumer spending. Prices of securities of companies in this industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in this industry.

Themes US Internet ETF | Concentration Risk, Internet Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Internet Industry Risk. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect internet companies, and changing domestic and international demand, research and development costs, availability and price components and product obsolescence also can affect their profitability. Certain companies in the internet-related services industry provide retail services primarily on the internet, through mail order and TV home shopping retailers, and rely heavily on consumer spending. Prices of securities of companies in this industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Legislative or regulatory changes and increased government supervision also may affect companies in this industry.

Themes US Internet ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes US Internet ETF | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes US Internet ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes US Internet ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes US Internet ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes US Internet ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes US Internet ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes US Internet ETF | ETF Risks, Trading Risk Member
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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Internet ETF | Large-Capitalization Investing Risk Member
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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes US Internet ETF | Mid-Capitalization Companies Risk Member
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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes US Internet ETF | New Adviser Risk Member
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes US Internet ETF | New Fund Risk Member
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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes US Internet ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes US Internet ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes US Internet ETF | Passive Investment Risk Member
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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes US Internet ETF | Sector Risk Member
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●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Communications Sector Risk. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes US Internet ETF | Sector Risk, Communications Services Sector Risk Member
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Communications Sector Risk. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Themes US Internet ETF | Sector Risk, Information Technology Sector Risk Member
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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes US Internet ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●
Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes US Internet ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes US Internet ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes US Internet ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes US Internet ETF | Themes US Internet ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AWEB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 93
Themes US Pricing Power Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US Pricing Power Champions ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes US Pricing Power Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of United States (“US”) companies that exhibit strong pricing power.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US Pricing Power Champions Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to large- and mid-capitalization US companies that exhibit strong pricing power, as demonstrated by three critical attributes: consistent profitability indicating the ability to command desired prices, larger sales volume enhancing pricing leverage, and low sensitivity to input costs, ensuring stability in profit margins despite fluctuating expenses. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 50 companies with a market capitalization range of between approximately $2 billion and $3.8 trillion and a weighted average market capitalization of approximately $417.6 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below) are a part/component of the Solactive GBS (Global Benchmark Series) United States Large & Mid Cap Index. The following 6 raw factors are calculated for all companies in the Index Universe:

1.	Sales - net sales of a company in its last fiscal year

2.	Input Cost Sensitivity - cost of goods sold divided by Sales

3.	Profit Margin - gross income divided by Sales

4.	Profit Margin Growth - measured by calculating a trendline over the last five Profit Margins

5.	Profit Margin Volatility - the standard deviation of Profit Margins over the last 5 years

6.	GFS Quality Factor - calculated by the Index Provider to identify companies that are very profitable while investing conservatively and therefore considered to be “quality” companies
A pricing power z-score (a statistical measurement that describes a value’s relationship to the mean of a group of values) is then calculated by the Index Provider for each of these 6 factors for each company and a combined pricing power z-score is computed by taking the average of the 6 single factor z-scores. The top 50 companies according to their combined pricing power z-score are identified by the Index Provider as exhibiting strong pricing power and are included in the Index (“Index Components”). On each Selection Day each Index Component is assigned a weight based on its combined pricing power z-score.
The country classification of a company (i.e., as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
The Index is adjusted on the Rebalance Day which is the first Wednesday in February, May, August and November. “Selection Day” is 20 Business Days before the scheduled Rebalance Day, disregarding any potential change of the Rebalance Day. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the information technology sector. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes US Pricing Power Champions ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US Pricing Power Champions ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. customers.
Themes US Pricing Power Champions ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes US Pricing Power Champions ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Themes US Pricing Power Champions ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes US Pricing Power Champions ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Pricing Power Champions ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes US Pricing Power Champions ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes US Pricing Power Champions ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes US Pricing Power Champions ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes US Pricing Power Champions ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes US Pricing Power Champions ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes US Pricing Power Champions ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes US Pricing Power Champions ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes US Pricing Power Champions ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes US Pricing Power Champions ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes US Pricing Power Champions ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes US Pricing Power Champions ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes US Pricing Power Champions ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Themes US Pricing Power Champions ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes US Pricing Power Champions ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes US Pricing Power Champions ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the
Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes US Pricing Power Champions ETF | Themes US Pricing Power Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPWR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 93
Themes US R&D Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US R&D Champions ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes US R&D Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of innovative US companies which exhibit strong and consistent investment in research and development (R&D) as well as profitability.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 13, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US R&D Champions Index (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to US companies in the large- and mid- capitalization segments that rank in the top 50 companies based on the Index Provider’s R&D intensity metric (defined below). The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 50 companies with a market capitalization range of between approximately $9 billion and $1.3 trillion and a weighted average market capitalization of approximately $149.6 billion.

In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below) are a part/component of the Solactive GBS (Global Benchmark Series) United States Large & Mid Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of the large- and mid- capitalization segments covering approximately 85% of the free-float market capitalization in the United States).
The country classification of a company (i.e. as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
Based on the Index Universe, the initial composition of the Index, as well as any selection for an ordinary rebalance, is determined on the Selection Day by the Index Provider based on its R&D ranking metric. To be eligible for the Index a company must have reported through its public filings its R&D expenses and must have a positive profit margin in each of the last three years (“R&D Companies”). R&D Companies must also meet the following criteria to be eligible for the Index: 1) must have increasing research & development expenses in each of the last three years; 2) must have a positive return on equity in each of the last three years; and 3) must have a positive return on assets in each of the last three years. All eligible companies are then assigned a ranking based on the Index Provider’s R&D ranking metric. This R&D metric ranks a company’s research & development activities by determining the percentage that research & development expenses are of a company’s sales and net income with the top 50 R&D focused companies being selected for the Index. The determination of the Index Universe and the selection of securities for inclusion in the Index (“Index Components”) is made by the Index Provider based on its proprietary methodology.
“Selection Day” is the last business day in January, April, July and October. “Rebalance Day” is seven business days after Selection Day. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of R&D Companies. The Index may include securities of large- and mid- capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated
(i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the information technology sector. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of R&D Companies. The Index may include securities of large- and mid- capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.25% for the quarter ended March 31, 2024, and the lowest quarterly return was -2.17% for the quarter ended December 31, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Themes US R&D Champions ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US R&D Champions ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Themes US R&D Champions ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information (i.e., a company’s R&D expense information) will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index. There is no guarantee that companies within the Fund’s Investment Universe will continue to report their R&D expenses annually. If a significant number of companies stop reporting their R&D expenses the Fund’s investment strategy may no longer be viable.

Themes US R&D Champions ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes US R&D Champions ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes US R&D Champions ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

○
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US R&D Champions ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes US R&D Champions ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes US R&D Champions ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes US R&D Champions ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US R&D Champions ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes US R&D Champions ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes US R&D Champions ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes US R&D Champions ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes US R&D Champions ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes US R&D Champions ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes US R&D Champions ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes US R&D Champions ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

○
Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes US R&D Champions ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes US R&D Champions ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes US R&D Champions ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes US R&D Champions ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes US R&D Champions ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	26.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US R&D Champions ETF | Solactive US R&D Champions Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive US R&D Champions Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.46%
Since Inception	rr_AverageAnnualReturnSinceInception	21.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US R&D Champions ETF | Themes US R&D Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2024	rr_AnnualReturn2024	15.61%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.61%
Since Inception	rr_AverageAnnualReturnSinceInception	20.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US R&D Champions ETF | Themes US R&D Champions ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.60%
Since Inception	rr_AverageAnnualReturnSinceInception	19.66%
Themes US R&D Champions ETF | Themes US R&D Champions ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	15.41%
Themes US Small Cap Cash Flow Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes US Small Cap Cash Flow Champions ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes US Small Cap Cash Flow Champions ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of small capitalization U.S. companies with a high cash flow yield.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 13, 2023 (commencement of operations) through September 30, 2024, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive US Small Cap Cash Flow Champions Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is a free-float adjusted, market capitalization weighted index that is designed to provide exposure to small capitalization U.S. companies that have a high cash flow yield. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 72 companies with a market capitalization range of between approximately $709 million and $23 billion and a weighted average market capitalization of approximately $8.9 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) is a member of the Solactive GBS (Global Benchmark Series) United States Small Cap Index (which includes the bottom 15% of the total U.S. market capitalization) (a “Small Cap Company”); and 2) only companies with a positive cash flow yield (free cash flow/enterprise value) in the last 4 years are eligible. A company’s free cash flow is its cash flow from operations less its capital expenditures, and its enterprise value is its market capitalization plus its debt and less its cash and cash equivalents. All eligible companies are ranked according to next year’s estimated cash flow yield and the top 75 are selected for the Index (each, an “Index Component”). To limit turnover in the Index a buffer rule is included: In case a company is already an Index Component and is ranked within the top 200 the company remains in the Index. Each Index Component is assigned a weight according to its free float market capitalization weight which is capped at 5%. The cap represents a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the cap based on market activity and/or timing of Index selection/rebalancing.
The country classification of a company (i.e., as a “US” company) is generally determined by the Index Provider using the company’s country of incorporation and the country of primary listing of its securities. If the company’s country of primary listing is the same as its country of incorporation, then the company will be assigned to that country. If the country of primary listing is not the same as the company’s country of incorporation, then additional criteria, such as the location of the company’s management board (country of domicile) and an assessment by the Index Provider of the country in which the company would be influenced the most by potential changes in the business environment (country of risk), are considered by the Index Provider for classification purposes.
The Index is adjusted on the Rebalance Day which is 7 days after the Selection Day. “Selection Day” is the last business day in March, June, September, and December. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Small Cap Companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 31, 2024, a significant portion of the Index is represented by securities of companies in the financials sector. The degree to which Index Components represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of US Small Cap Companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.26% for the quarter ended March 31, 2024, and the lowest quarterly return was -5.45% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Themes US Small Cap Cash Flow Champions ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes US Small Cap Cash Flow Champions ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to also concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. customers.

Themes US Small Cap Cash Flow Champions ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes US Small Cap Cash Flow Champions ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes US Small Cap Cash Flow Champions ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes US Small Cap Cash Flow Champions ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Small Cap Cash Flow Champions ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes US Small Cap Cash Flow Champions ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes US Small Cap Cash Flow Champions ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes US Small Cap Cash Flow Champions ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes US Small Cap Cash Flow Champions ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes US Small Cap Cash Flow Champions ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes US Small Cap Cash Flow Champions ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes US Small Cap Cash Flow Champions ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes US Small Cap Cash Flow Champions ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes US Small Cap Cash Flow Champions ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes US Small Cap Cash Flow Champions ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Themes US Small Cap Cash Flow Champions ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Themes US Small Cap Cash Flow Champions ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes US Small Cap Cash Flow Champions ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes US Small Cap Cash Flow Champions ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes US Small Cap Cash Flow Champions ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes US Small Cap Cash Flow Champions ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	26.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US Small Cap Cash Flow Champions ETF | Solactive US Small Cap Cash Flow Champions Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Solactive US Small Cap Cash Flow Champions Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.96%
Since Inception	rr_AverageAnnualReturnSinceInception	23.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US Small Cap Cash Flow Champions ETF | Themes US Small Cap Cash Flow Champions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMCF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2024	rr_AnnualReturn2024	16.40%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.40%
Since Inception	rr_AverageAnnualReturnSinceInception	23.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2023
Themes US Small Cap Cash Flow Champions ETF | Themes US Small Cap Cash Flow Champions ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	23.37%
Themes US Small Cap Cash Flow Champions ETF | Themes US Small Cap Cash Flow Champions ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	9.83%
Since Inception	rr_AverageAnnualReturnSinceInception	17.96%
Themes Waste & Recycling ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Waste & Recycling ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Themes Waste & Recycling ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies that have business operations in the waste and recycling industry.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Solactive Waste & Recycling Index, or any successor thereto (the “Index”). The Index is based on a proprietary methodology developed and maintained by Solactive AG (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
The Index
The Index is designed to provide exposure to companies that have business operations in the waste and recycling industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 48 companies with a market capitalization range of between approximately $104 million and $81 billion and a weighted average market capitalization of approximately $19.5 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of securities of companies that, on Selection Days (as defined below), fulfill the following requirements: 1) are a part/component of the Solactive GBS (Global Benchmark Series) Global Markets Environmental Services All Cap USD Index (an index developed and maintained by the Index Provider that intends to track the performance of securities of global companies that have business operations in environmental services and waste management related industries), 2) are classified under any of the following industries based on the FactSet Revere Business Industry Classification System (“RBICS”): environmental control and treatment, environmental infrastructure, waste management services, metal recycling, and environmental services (“Waste & Recycling Companies”), and 3) are classified as operating in a Developed Market (as identified by the Index Provider): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Only one share class of each company is eligible for inclusion in the Index Universe. In order to be classified in one of the above industries, RBICS requires that a company generate at least 50% of its revenue from that industry.
All securities in the Index Universe are ranked based on their free float market capitalization in a descending order and the top 50 ranked securities are selected for the Index. If there are less than 50 eligible securities, all eligible securities are selected and the Index will consist of less than 50 securities. The components of the Index (each, an “Index Component”) may change over time. The determination of the Index Universe and the selection of Index Components is made by the Index Provider based on its proprietary methodology. Selection Day is 20 business days before the Rebalance Day. The Index is adjusted on the Rebalance Day, which is generally the first Wednesday in May and November.
On each Selection Day, each Index Component is assigned an initial weight according to its free float market capitalization. The weights are then adjusted by applying a weight cap of 4.5% for each Index Component by re-distributing any weight which is larger than 4.5% to the other Index Components with an initial weight lower than 4.5% proportionally in an iterative manner.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Waste & Recycling Companies and ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent. As of December 31, 2024, companies in the waste and recycling industry and materials and industrials sectors represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Waste & Recycling Companies and ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small capitalization companies. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Waste & Recycling ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Waste & Recycling ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Waste and Recycling Industry Risk. Companies in the waste and recycling industry are engaged in a variety of activities related to environmental services and consumer and industrial waste management. These companies may be adversely affected by a global decrease in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the Fund may be more volatile than other types of investments. Waste and recycling companies must comply with various regulations and the terms of their operating permits and licenses. Failure to comply, failure to renew permits and licenses or changes in government regulations can adversely impact their operations. Waste management companies are also affected by demand cycles, world events, increased outsourcing and economic conditions. In addition, these companies are subject to liability for environmental damage claims.

Themes Waste & Recycling ETF | Concentration Risk, Waste And Recycling Industry Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Waste and Recycling Industry Risk. Companies in the waste and recycling industry are engaged in a variety of activities related to environmental services and consumer and industrial waste management. These companies may be adversely affected by a global decrease in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources. Competitive pressures may have a significant effect on the financial condition of such companies. These prices may fluctuate substantially over short periods of time so the Fund may be more volatile than other types of investments. Waste and recycling companies must comply with various regulations and the terms of their operating permits and licenses. Failure to comply, failure to renew permits and licenses or changes in government regulations can adversely impact their operations. Waste management companies are also affected by demand cycles, world events, increased outsourcing and economic conditions. In addition, these companies are subject to liability for environmental damage claims.
Themes Waste & Recycling ETF | Calculation Methodology Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Themes Waste & Recycling ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.
Themes Waste & Recycling ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Waste & Recycling ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.
Themes Waste & Recycling ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Themes Waste & Recycling ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Waste & Recycling ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Themes Waste & Recycling ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
Themes Waste & Recycling ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
Themes Waste & Recycling ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although shares of the Fund are listed for trading on a national securities exchange (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
Themes Waste & Recycling ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Waste & Recycling ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.
◦Risk of Investing in Developed Markets. The Fund’s investments in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
◦Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.

Themes Waste & Recycling ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Developed Markets. The Fund’s investments in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Themes Waste & Recycling ETF | Geographic Risk, Risk Of Investing In North America Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in North America. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries to which the Fund has economic exposure. The U.S. is Canada’s and Mexico’s largest trading and investment partner. The Canadian and Mexican economies are significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total merchandise trade among the three countries has increased. However, political developments in the U.S., including the renegotiation of NAFTA and imposition of tariffs by the U.S., may have implications for the trade arrangements among the U.S., Mexico and Canada, which could negatively affect the value of securities held by the Fund. Policy and legislative changes in any of the three countries may have a significant effect on North American economies generally, as well as on the value of certain securities held by the Fund.
Themes Waste & Recycling ETF | International Closed Market Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
Themes Waste & Recycling ETF | Large-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Themes Waste & Recycling ETF | Liquidity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Waste & Recycling ETF | Mid-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.
Themes Waste & Recycling ETF | New Adviser Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.
Themes Waste & Recycling ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund has limited operating history. There is no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
Themes Waste & Recycling ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Waste & Recycling ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Themes Waste & Recycling ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
Themes Waste & Recycling ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in government regulation, world events and general economic conditions, among other factors.
◦Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, changes in world events, political and economic conditions and government regulations.

Themes Waste & Recycling ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in government regulation, world events and general economic conditions, among other factors.
Themes Waste & Recycling ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, changes in world events, political and economic conditions and government regulations.

Themes Waste & Recycling ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.
Themes Waste & Recycling ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.
Themes Waste & Recycling ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Themes Waste & Recycling ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.
Themes Waste & Recycling ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.
Themes Waste & Recycling ETF | Themes Waste & Recycling ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USED
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
Themes Wind Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Wind Energy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Wind Energy ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of companies with significant exposure to the wind energy distribution and related manufacturing industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not included because the Fund did not commence operations prior to the Fund’s fiscal year end of September 30, 2024.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the STOXX Global Wind Energy Index, or any successor thereto (the “Index”). The Index is a rules-based equity index developed and maintained by STOXX Ltd. (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).
 The Index
The Index is designed to provide exposure to global companies in the large-, mid- and small- capitalization segments that are active in the wind energy distribution and related manufacturing industry. The Index is denominated in U.S. dollars. As of December 31, 2024, the Index was comprised of 49 companies with a market capitalization range of between approximately $90 million and $147 billion and a weighted average market capitalization of $1.1 billion.
In constructing or adjusting the Index, the Index Provider identifies an “Index Universe” of companies that, on Selection Day (as defined below), fulfill the following requirements: 1) are a part/component of the STOXX World AC All Cap Index (a free float market capitalization-weighted index designed to measure the performance of large-, mid- and small-capitalization companies, as calculated by the Index Provider, that represent the top 85% of the investable market capitalization of each developed and emerging market country included in the index, excluding companies based in India, United Arab Emirates, Kuwait, Qatar and Saudi Arabia); 2) have free-float market capitalization greater than $100 million; 3) have a three month Average Daily Traded Value (ADTV) greater than $1 million; and 4) have 50% or more of revenues generated within the following sectors associated with the wind energy theme as defined by the Index Provider based on the FactSet Revere Business Industry Classification System (“RBICS”): China Wind Wholesale Power, United States Wind Wholesale Power, Canada Wind Wholesale Power, Europe Wind Wholesale Power, Latin America Wind Wholesale Power, Middle East and Africa Wind Wholesale Power, Other Asia/Pacific Wind Wholesale Power, Wind Energy Equipment Manufacturing, and Alternative Energy Infrastructure Construction; or have a RBICS Focus classification (revenue of 50% or more) in one of these sectors (“Wind Energy Companies”). The Index aims to have a minimum number of 50 constituents at each review (“Index Components”). If the screening process described above results in being too restrictive, the revenue filter is progressively lowered in steps of 5% for the Index, to a minimum of 30% (25% for current Index Components), until the number of constituents is equal to or greater than 50. This process allows the Fund to obtain access to companies that are considered diversified players (i.e., a company with revenues greater than 25% but less than 50% in the wind distribution and related manufacturing industry) and/or market leaders in the wind distribution and related manufacturing industry. The revenue threshold is lowered to 45% for existing Index Components in order to manage portfolio turnover.
The Index Components are initially weighted by their free float market capitalization. The Index is then capped so that Wind Energy Companies in aggregate weigh a minimum 80% of the Index. In addition, the maximum Index Component weight is no higher than 8% and Index Components with a weight over 4.5% do not exceed 35% in aggregation. These caps represent a general guideline set by the Index Provider and, at times, the Fund may hold positions that exceed the caps based on market activity and/or timing of Index selection/rebalancing.
The composition of the Index is ordinarily reviewed once a year in September (“Selection Day”). The Index Component weight factors are calculated quarterly in March, June, September, and December. They are published on the second Friday of March, June, September, and December, based on the stocks’ closing prices the preceding Thursday. The determination of the Index Universe and the selection of the Index Components of the Index is made by the Index Provider based on its proprietary methodology. The Index Components may change over time.
The Fund’s Investment Strategy
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Wind Energy Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small capitalization companies from developed and emerging market countries. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
The Fund uses a “passive” or indexing approach. Unlike many investment companies, the Fund does not try to beat the Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index in the same approximate proportion as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent. As of December 31, 2024, companies in the wind energy distribution and related manufacturing industry, and utilities and energy sectors represented a significant portion of the Index. The degree to which components of the Index represent certain sectors or industries may change over time.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that comprise the Index and in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on the securities in the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of Wind Energy Companies and in ADRs and GDRs based on such securities. Such securities may include those of large-, mid- and small capitalization companies from developed and emerging market countries. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes Wind Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Themes Wind Energy ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Concentration Risk. To the extent that the Index concentrates in investments related to a particular industry or group of industries, the Fund is expected to concentrate its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

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Wind Energy Companies Risk. Wind energy companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Such companies may also be highly dependent on government subsidies and contracts with government entities and may be negatively affected if such subsidies and contracts become unavailable. They are also susceptible to fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation efforts, the success of exploration projects and tax and other government regulations. Wind energy companies could be negatively affected by adverse environmental conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

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Clean Energy Industry Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Themes Wind Energy ETF | Concentration Risk, Clean Energy Industry Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Clean Energy Industry Risk. Renewable and alternative energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of clean energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Themes Wind Energy ETF | Concentration Risk, Wind Energy Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Wind Energy Companies Risk. Wind energy companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Such companies may also be highly dependent on government subsidies and contracts with government entities and may be negatively affected if such subsidies and contracts become unavailable. They are also susceptible to fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation efforts, the success of exploration projects and tax and other government regulations. Wind energy companies could be negatively affected by adverse environmental conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Themes Wind Energy ETF | Calculation Methodology Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Themes Wind Energy ETF | Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Currency Risk. The Fund may invest in securities denominated in foreign currencies. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if currencies of the underlying securities depreciate against the U.S. dollar or if there are delays or limits on repatriation of such currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Themes Wind Energy ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Wind Energy ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Depositary Receipts Risk. Depositary receipts (e.g., ADRs and GDRs) which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance and the Fund’s ability to replicate/track the performance of its Index.

Themes Wind Energy ETF | Emerging Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Themes Wind Energy ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes Wind Energy ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock

●	ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Wind Energy ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Themes Wind Energy ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Themes Wind Energy ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Themes Wind Energy ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Themes Wind Energy ETF | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock

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Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Themes Wind Energy ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Geographic Risk. A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.

○
Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

○
Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

○
Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

○
Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Wind Energy ETF | Geographic Risk, Hong Kong Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Themes Wind Energy ETF | Geographic Risk, Risk Of Investing In China Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○
Risk of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.
In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.
In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.
Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.
Themes Wind Energy ETF | Geographic Risk, Risk Of Investing In Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○
Risk of Investing in Developed Markets. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Themes Wind Energy ETF | Geographic Risk, Risk Of Investing In Europe Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○
Risk of Investing in Europe. The economies of Europe are highly dependent on each other, both as key trading partners and, in many cases, as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have historically experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including, but not limited to, Austria, Belgium, Cyprus, France, Greece, Ireland, Italy, Portugal, Spain and Ukraine. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries.

Themes Wind Energy ETF | International Closed Market Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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International Closed Market Trading Risk. To the extent that the underlying investments held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Themes Wind Energy ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes Wind Energy ETF | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Themes Wind Energy ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Themes Wind Energy ETF | New Adviser Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may impact the Adviser’s effectiveness.

Themes Wind Energy ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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New Fund Risk. The Fund has limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Wind Energy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Wind Energy ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Wind Energy ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes Wind Energy ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

○
Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Themes Wind Energy ETF | Sector Risk, Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Energy Sector Risk. The Fund may invest in companies in the energy sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts, natural disasters, and potential civil liabilities. Such companies are also subject to risks changes in economic conditions, as well as market and political risks of the countries where energy companies are located or do business.

Themes Wind Energy ETF | Sector Risk, Utilities Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Utilities Sector Risk. Utility companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utility companies.

Themes Wind Energy ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Themes Wind Energy ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Themes Wind Energy ETF | Thematic Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect themes and sub-themes, and its performance may suffer if such securities are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Themes Wind Energy ETF | Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Tracking Risk. The Fund’s return may not track the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index.

Themes Wind Energy ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Wind Energy ETF | Themes Wind Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAZE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113

[1]	Estimated for the current fiscal year
[2]	Estimated for the current fiscal year
[3]	Estimated for the current fiscal year
[4]	Estimated for the current fiscal year
[5]	Estimated for the current fiscal year
[6]	Estimated for the current fiscal year
[7]	Estimated for the current fiscal year
[8]	Estimated for the current fiscal year
[9]	Estimated for the current fiscal year
[10]	Estimated for the current fiscal year
[11]	Estimated for the current fiscal year
[12]	Estimated for the current fiscal year
[13]	Estimated for the current fiscal year
[14]	Estimated for the current fiscal year
[15]	Estimated for the current fiscal year
[16]	Estimated for the current fiscal year